OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	August 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value

Consumer Discretionary - 16.1%
Auto Components - 2.8%
Autoliv, Inc.	32,247	$3,502,669
BorgWarner, Inc.	101,053	4,689,870
		8,192,539
Hotels, Restaurants & Leisure - 9.2%
China Lodging Group Ltd. - ADS *	53,293	6,049,288
Dave & Buster's Entertainment, Inc. *	32,611	1,906,439
Domino's Pizza, Inc.	21,035	3,833,839
Dunkin' Brands Group, Inc.	75,909	3,913,868
Hilton Grand Vacations, Inc. *	62,045	2,249,131
Vail Resorts, Inc.	18,347	4,182,199
Wyndham Worldwide Corporation	47,727	4,757,427
		26,892,191
Household Durables - 2.1%
PulteGroup, Inc.	243,890	6,297,240

Media - 1.0%
Cable One, Inc.	3,974	3,015,233

Specialty Retail - 1.0%
Lithia Motors, Inc. - Class A	27,566	2,977,128

Energy - 3.1%
Energy Equipment & Services - 0.3%
Superior Energy Services, Inc. *	112,870	930,049

Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy, Inc. *	66,329	2,838,218
Diamondback Energy, Inc. *	36,213	3,287,778
RSP Permian, Inc. *	64,572	2,026,269
		8,152,265
Financials - 5.9%
Banks - 1.8%
Bank of the Ozarks, Inc.	57,771	2,481,842
Western Alliance Bancorp *	59,516	2,870,457
		5,352,299
Capital Markets - 1.0%
Evercore, Inc. - Class A	37,394	2,821,377

Consumer Finance - 1.0%
Navient Corporation	227,887	3,008,108

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value

Financials - 5.9% (Continued)
Insurance - 2.1%
Reinsurance Group of America, Inc.	46,788	$6,290,647

Health Care - 16.6%
Biotechnology - 4.1%
Alkermes plc *	75,257	3,821,550
Ionis Pharmaceuticals, Inc. *	74,703	4,005,575
Momenta Pharmaceuticals, Inc. *	141,430	2,383,095
TESARO, Inc. *	15,318	1,978,167
		12,188,387
Health Care Equipment & Supplies - 5.1%
Align Technology, Inc. *	39,997	7,069,070
DexCom, Inc. *	53,416	3,985,368
ICU Medical, Inc. *	22,232	3,876,149
		14,930,587
Health Care Technology - 3.0%
Medidata Solutions, Inc. *	62,683	4,698,718
Veeva Systems, Inc. - Class A *	69,396	4,129,062
		8,827,780
Life Sciences Tools & Services - 2.0%
ICON plc *	51,767	5,869,860

Pharmaceuticals - 2.4%
Prestige Brands Holdings, Inc. *	42,536	2,157,001
Supernus Pharmaceuticals, Inc. *	107,502	4,923,592
		7,080,593
Industrials - 15.8%
Airlines - 1.0%
Hawaiian Holdings, Inc. *	70,509	3,021,311

Building Products - 1.0%
Owens Corning	37,082	2,748,889

Commercial Services & Supplies - 1.6%
Copart, Inc. *	144,358	4,719,063

Construction & Engineering - 1.5%
EMCOR Group, Inc.	67,387	4,450,237

Machinery - 6.3%
Crane Company	35,936	2,667,529
Middleby Corporation (The) *	35,416	4,310,127
Nordson Corporation	43,200	4,721,760
Westinghouse Air Brake Technologies Corporation	46,349	3,270,849
Xylem, Inc.	58,177	3,611,046
		18,581,311

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value

Industrials - 15.8% (Continued)
Professional Services - 0.6%
WageWorks, Inc. *	27,980	$1,649,421

Road & Rail - 1.8%
Old Dominion Freight Line, Inc.	53,234	5,318,077

Trading Companies & Distributors - 2.0%
United Rentals, Inc. *	49,663	5,863,214

Information Technology - 31.5%
Communications Equipment - 2.3%
Arista Networks, Inc. *	38,405	6,765,041

Electronic Equipment, Instruments & Components - 3.3%
Dolby Laboratories, Inc. - Class A	64,073	3,233,124
Trimble, Inc. *	165,969	6,419,681
		9,652,805
Internet Software & Services - 5.7%
GrubHub, Inc. *	84,594	4,829,471
IAC/InterActiveCorp *	52,600	5,970,626
MercadoLibre, Inc.	22,734	5,876,057
		16,676,154
IT Services - 8.5%
Broadridge Financial Solutions, Inc.	62,181	4,858,202
CSRA, Inc.	106,255	3,348,095
Gartner, Inc. *	32,621	3,933,766
Global Payments, Inc.	45,963	4,389,007
Teradata Corporation *	84,098	2,684,408
Total System Services, Inc.	85,348	5,899,254
		25,112,732
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. *	53,779	3,954,908
Entegris, Inc. *	193,442	4,923,099
Power Integrations, Inc.	47,019	3,425,334
		12,303,341
Software - 7.5%
ACI Worldwide, Inc. *	124,670	2,837,489
BroadSoft, Inc. *	76,188	3,775,115
Fortinet, Inc. *	115,281	4,403,734
Guidewire Software, Inc. *	49,310	3,733,260
Splunk, Inc.*	67,130	4,503,752
Ultimate Software Group, Inc. (The) *	13,986	2,809,787
		22,063,137

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value

Materials - 3.8%
Chemicals - 0.7%
Axalta Coating Systems Ltd. *	67,782	$2,000,925

Construction Materials - 1.4%
Eagle Materials, Inc.	41,146	4,001,449

Containers & Packaging - 1.7%
Berry Plastics Group, Inc. *	91,738	5,159,345

Real Estate - 2.0%
Real Estate Management & Development - 2.0%
CBRE Group, Inc. - Class A *	159,904	5,769,336

Total Common Stocks (Cost $220,325,052)		$278,682,071

MONEY MARKET FUNDS - 4.7%	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.90% (a) (Cost $13,854,711)	13,854,711	$13,854,711

Total Investments at Value - 99.5% (Cost $234,179,763)		$292,536,782

Other Assets in Excess of Liabilities - 0.5%		1,432,148

Net Assets - 100.0%		$293,968,930

ADS - American Depositary Shares.
*   Non-income producing security.
(a)  The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks	$278,682,071	$-	$-	$278,682,071
Money Market Funds	13,854,711	-	-	13,854,711
Total	$292,536,782	$-	$-	$292,536,782

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$235,098,251

Gross unrealized appreciation	$63,619,953
Gross unrealized depreciation	(6,181,422)

Net unrealized appreciation	$57,438,531

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2017, the Fund had 31.5% of the value of its net assets invested in stocks within the Information Technology sector.

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 20.7%
Auto Components - 2.4%
Cooper Tire & Rubber Company (a)	3,578	$120,221
Cooper-Standard Holdings, Inc. (a) (b)	1,182	118,885
Dorman Products, Inc. (b)	1,796	119,290
Gentex Corporation (a)	9,997	182,645
Lear Corporation (a)	1,214	181,542
Motorcar Parts of America, Inc. (a) (b)	4,585	120,448
		843,031
Automobiles - 0.3%
LCI Industries	1,185	117,078

Diversified Consumer Services - 0.5%
H&R Block, Inc. (a)	6,612	176,805

Hotels, Restaurants & Leisure - 2.9%
Bojangles', Inc. (b)	8,826	117,827
Choice Hotels International, Inc.	2,922	181,310
Hilton Grand Vacations, Inc. (a) (b)	4,944	179,220
Hilton Worldwide Holdings, Inc. (a)	4,453	286,462
Yum! Brands, Inc. (a)	3,738	287,153
		1,051,972
Household Durables - 1.3%
La-Z-Boy, Inc.	4,992	119,059
NVR, Inc. (a) (b)	67	182,297
Tupperware Brands Corporation (a)	3,077	178,066
		479,422
Internet & Direct Marketing Retail - 0.8%
Priceline Group, Inc. (The) (b)	157	290,777

Leisure Products - 1.8%
American Outdoor Brands Corporation (a) (b)	7,136	116,459
Brunswick Corporation	3,400	178,432
Malibu Boats, Inc. - Class A (b)	4,488	121,042
Nautilus, Inc. (a) (b)	7,232	118,243
Sturm, Ruger & Company, Inc. (a)	2,559	117,202
		651,378
Media - 2.5%
AMC Networks, Inc. - Class A (a) (b)	2,951	179,362
Discovery Communications, Inc. - Series A (b)	7,954	176,659

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Discretionary - 20.7% (Continued)
Media - 2.5% (Continued)
Interpublic Group of Companies, Inc. (The)	8,980	$180,857
John Wiley & Sons, Inc. - Class A	3,336	179,977
Viacom, Inc. - Class B (a)	6,102	174,517
		891,372
Multi-Line Retail - 2.7%
Big Lots, Inc. (a)	2,477	117,905
Dollar General Corporation (a)	3,753	272,318
Dollar Tree, Inc. (b)	3,579	285,032
Target Corporation	5,221	284,701
		959,956
Specialty Retail - 3.3%
American Eagle Outfitters, Inc. (a)	9,603	114,756
Buckle, Inc. (The)	7,858	111,191
Chico's FAS, Inc.	15,478	118,871
Children's Place, Inc. (The) (a)	1,130	119,949
DSW, Inc. - Class A (a)	6,241	115,646
GameStop Corporation - Class A (a)	6,284	116,254
Office Depot, Inc.	27,856	119,502
Sally Beauty Holdings, Inc. (b)	6,362	118,270
Urban Outfitters, Inc. (b)	5,730	117,121
Winmark Corporation (a)	890	117,346
		1,168,906
Textiles, Apparel & Luxury Goods - 2.2%
Carter's, Inc. (a)	2,075	179,923
Coach, Inc.	4,292	178,977
Deckers Outdoor Corporation (b)	1,898	121,282
Ralph Lauren Corporation	2,036	178,944
Steven Madden Ltd. (b)	2,841	120,458
		779,584
Consumer Staples - 20.8%
Beverages - 0.8%
Dr Pepper Snapple Group, Inc. (a)	3,159	287,627

Food Products - 11.1%
B&G Foods, Inc. (a)	13,283	405,132
Campbell Soup Company	5,633	260,245
Conagra Brands, Inc.	12,484	405,231
General Mills, Inc.	5,321	283,396
Hormel Foods Corporation (a)	9,212	283,177
Hostess Brands, Inc. (b)	30,536	407,350
J.M. Smucker Company (The)	3,899	408,459
Lancaster Colony Corporation (a)	3,518	409,741

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Consumer Staples - 20.8% (Continued)
Food Products - 11.1% (Continued)
Pilgrim's Pride Corporation (a) (b)	13,991	$412,035
Sanderson Farms, Inc. (a)	2,792	411,876
Tyson Foods, Inc. - Class A	4,585	290,230
		3,976,872
Household Products - 1.2%
Energizer Holdings, Inc. (a)	9,369	413,641

Personal Products - 5.7%
Herbalife Ltd. (b)	5,878	405,641
Inter Parfums, Inc.	10,477	413,318
Medifast, Inc. (a)	7,361	416,780
Nu Skin Enterprises, Inc. - Class A (a)	6,734	409,629
USANA Health Sciences, Inc. (a) (b)	6,873	406,881
		2,052,249
Tobacco - 2.0%
Altria Group, Inc. (a)	4,460	282,764
Vector Group Ltd. (a)	19,043	411,329
		694,093
Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Alliance Holdings GP, L.P. (a)	5,186	142,874
Alliance Resource Partners, L.P. (a)	7,464	141,070
Alon USA Partners, L.P.	12,028	142,171
Andeavor Logistics, L.P.	3,852	191,637
Antero Midstream GP, L.P.	10,115	192,792
Cheniere Energy Partners, L.P. Holdings, LLC	7,329	184,178
Contura Energy, Inc.	2,198	137,375
EQT Midstream Partners, L.P. (a)	2,496	190,619
Green Plains Partners, L.P.	7,306	139,910
NuStar Energy, L.P.	4,684	189,655
NuStar GP Holdings, LLC	6,531	138,131
Renewable Energy Group, Inc. (b)	11,387	137,783
REX American Resources Corporation (a) (b)	1,502	130,103
Valero Energy Partners, L.P.	4,321	188,179
		2,246,477
Health Care - 21.2%
Health Care Equipment & Supplies - 10.1%
Abaxis, Inc. (a)	3,902	180,350
Anika Therapeutics, Inc. (a) (b)	3,325	178,553
Atrion Corporation (a)	293	182,290
Danaher Corporation	3,482	290,468
Edwards Lifesciences Corporation (a) (b)	2,550	289,833

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 21.2% (Continued)
Health Care Equipment & Supplies - 10.1% (Continued)
Globus Medical, Inc. - Class A (a) (b)	6,112	$184,766
Hologic, Inc. (a) (b)	9,400	362,840
Lantheus Holdings, Inc. (a) (b)	10,404	182,070
Masimo Corporation (b)	4,293	362,243
Meridian Bioscience, Inc. (a)	12,924	179,644
ResMed, Inc. (a)	4,719	366,100
Stryker Corporation	2,052	290,091
Varex Imaging Corporation (b)	6,063	185,103
Varian Medical Systems, Inc. (a) (b)	3,446	366,138
		3,600,489
Health Care Providers & Services - 8.6%
AmerisourceBergen Corporation (a)	3,666	294,197
AMN Healthcare Services, Inc. (a) (b)	4,715	176,105
Cardinal Health, Inc.	4,293	289,606
DaVita, Inc. (a) (b)	6,186	362,252
Express Scripts Holding Company (b)	4,680	293,998
HealthSouth Corporation (a)	8,032	367,464
LHC Group, Inc. (b)	2,812	183,483
MEDNAX, Inc. (a) (b)	8,238	369,474
Premier, Inc. - Class A (b)	10,826	362,671
Tivity Health, Inc. (a) (b)	4,690	183,848
U.S. Physical Therapy, Inc.	3,118	186,768
		3,069,866
Pharmaceuticals - 2.5%
Innoviva, Inc. (a) (b)	13,005	182,590
Phibro Animal Health Corporation - Class A	4,762	169,051
Prestige Brands Holdings, Inc. (b)	3,487	176,826
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	15,492	182,031
Supernus Pharmaceuticals, Inc. (a) (b)	4,050	185,490
		895,988
Industrials - 8.2%
Aerospace & Defense - 1.3%
Engility Holdings, Inc. (a) (b)	1,225	38,061
General Dynamics Corporation	582	117,185
National Presto Industries, Inc. (a)	378	37,649
Northrop Grumman Corporation	432	117,595
Triumph Group, Inc.	1,399	36,793
United Technologies Corporation (a)	983	117,685
		464,968
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	1,260	88,994

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Air Freight & Logistics - 0.5% (Continued)
Expeditors International of Washington, Inc.	1,641	$92,060
		181,054
Building Products - 0.9%
American Woodmark Corporation (b)	454	37,591
Apogee Enterprises, Inc.	852	37,232
Gibraltar Industries, Inc. (b)	1,271	37,177
Insteel Industries, Inc. (a)	1,508	37,806
Masco Corporation (a)	2,541	93,433
PGT Innovations, Inc. (a) (b)	2,781	36,709
Ply Gem Holdings, Inc. (a) (b)	2,355	36,620
		316,568
Commercial Services & Supplies - 1.3%
ACCO Brands Corporation (b)	3,372	36,923
Brady Corporation - Class A (a)	1,117	37,252
Deluxe Corporation	1,361	94,385
Ennis, Inc.	1,948	37,207
Herman Miller, Inc. (a)	1,098	36,948
HNI Corporation	1,017	37,273
Kimball International, Inc. - Class B (a)	2,164	36,701
Knoll, Inc. (a)	2,057	37,129
McGrath RentCorp	950	38,351
SP Plus Corporation (a) (b)	995	36,716
Steelcase, Inc. - Class A (a)	2,840	37,488
		466,373
Electrical Equipment - 1.1%
Acuity Brands, Inc.	529	93,522
AMETEK, Inc.	1,863	117,835
Atkore International Group, Inc. (b)	2,218	36,952
Emerson Electric Company	1,993	117,667
EnerSys	584	37,434
		403,410
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	978	92,607
Honeywell International, Inc. (a)	849	117,391
		209,998
Machinery - 0.4%
Global Brass & Copper Holdings, Inc. (a)	1,260	37,611
Greenbrier Companies, Inc. (The) (a)	862	36,980
Hillenbrand, Inc. (a)	1,050	37,538
Wabash National Corporation (a)	1,768	37,163
		149,292
Professional Services - 1.1%
Dun & Bradstreet Corporation (The) (a)	846	94,278

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 8.2% (Continued)
Professional Services - 1.1% (Continued)
Korn/Ferry International	1,127	$37,551
Navigant Consulting, Inc. (a) (b)	2,472	37,896
Robert Half International, Inc. (a)	2,089	94,632
RPX Corporation (a) (b)	2,886	37,691
TriNet Group, Inc. (a) (b)	1,040	37,159
TrueBlue, Inc. (b)	1,853	37,894
		377,101
Trading Companies & Distributors - 1.0%
Grainger (W.W.), Inc. (a)	579	94,128
HD Supply Holdings, Inc. (a) (b)	2,829	94,206
MSC Industrial Direct Company, Inc. - Class A	1,371	94,434
United Rentals, Inc. (a) (b)	777	91,733
		374,501
Information Technology - 12.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	5,689	183,243
F5 Networks, Inc. (a) (b)	1,040	124,155
InterDigital, Inc. (a)	1,236	88,189
Juniper Networks, Inc.	4,493	124,591
Motorola Solutions, Inc.	1,419	125,042
Oclaro, Inc. (a) (b)	10,139	85,269
Plantronics, Inc. (a)	2,042	87,050
Ubiquiti Networks, Inc. (a) (b)	2,007	119,597
		937,136
Electronic Equipment, Instruments & Components - 1.5%
AVX Corporation	5,008	87,389
CTS Corporation (a)	3,880	87,300
Insight Enterprises, Inc. (b)	2,201	88,216
Methode Electronics, Inc. (a)	2,202	90,062
PC Connection, Inc. (a)	3,459	88,239
Vishay Intertechnology, Inc.	4,934	87,332
		528,538
Internet Software & Services - 1.5%
Blucora, Inc. (a) (b)	2,109	48,085
Cars.com, Inc. (a) (b)	1,862	48,151
eBay, Inc. (b)	2,552	92,204
j2 Global, Inc.	904	68,053
Match Group, Inc. (a) (b)	3,196	69,513
NIC, Inc. (a)	2,971	48,576
Shutterstock, Inc. (b)	1,507	50,605
VeriSign, Inc. (b)	653	67,749

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 12.9% (Continued)
Internet Software & Services - 1.5% (Continued)
Web.com Group, Inc. (a) (b)	1,980	$50,094
		543,030
IT Services - 3.6%
Booz Allen Hamilton Holding Corporation (a)	1,971	67,231
CACI International, Inc. - Class A (a) (b)	529	68,664
Cass Information Systems, Inc.	778	47,629
Cognizant Technology Solutions Corporation - Class A (a)	1,306	92,426
Convergys Corporation	2,064	48,504
CSG Systems International, Inc.	1,257	48,658
CSRA, Inc.	2,132	67,179
DST Systems, Inc.	1,321	67,807
Forrester Research, Inc. (a)	1,173	47,800
International Business Machines Corporation	636	90,967
Leidos Holdings, Inc.	1,167	68,059
ManTech International Corporation - Class A (a)	1,219	49,028
MAXIMUS, Inc. (a)	1,119	68,013
Paychex, Inc. (a)	1,610	91,818
Presidio, Inc. (b)	3,439	47,837
Science Applications International Corporation (a)	919	67,896
Sykes Enterprises, Inc. (b)	1,830	48,788
Syntel, Inc. (a)	2,659	48,022
Visa, Inc. - Class A	875	90,580
Western Union Company (The)	3,528	66,750
		1,293,656
Semiconductors & Semiconductor Equipment - 0.3%
Acacia Communications, Inc. (a) (b)	1,783	87,064

Software - 1.3%
ACI Worldwide, Inc. (b)	2,171	49,412
CA, Inc. (a)	2,033	67,455
Citrix Systems, Inc. (b)	865	67,652
Ebix, Inc. (a)	844	48,699
Manhattan Associates, Inc. (a) (b)	1,168	49,114
MicroStrategy, Inc. - Class A (b)	382	49,278
Oracle Corporation (a)	1,832	92,205
Progress Software Corporation	1,454	48,825
		472,640
Technology Hardware, Storage & Peripherals - 2.1%
Hewlett Packard Enterprise Company	10,172	183,706
HP, Inc. (a)	9,497	181,203
NetApp, Inc.	3,250	125,645
Seagate Technology plc	3,958	124,796

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Information Technology - 12.9% (Continued)
Technology Hardware, Storage & Peripherals - 2.1% (Continued)
Xerox Corporation	3,842	$123,981
		739,331
Materials - 7.8%
Chemicals - 1.3%
Eastman Chemical Company	1,801	155,246
PolyOne Corporation	4,305	155,583
Valvoline, Inc.	7,216	153,629
		464,458
Containers & Packaging - 2.1%
Avery Dennison Corporation (a)	1,645	155,058
Crown Holdings, Inc. (a) (b)	2,661	157,079
Greif, Inc. - Class A	4,818	291,248
Sealed Air Corporation (a)	3,498	155,241
		758,626
Metals & Mining - 0.8%
Reliance Steel & Aluminum Company	2,104	152,371
Steel Dynamics, Inc.	4,406	151,787
		304,158
Paper & Forest Products - 3.6%
Boise Cascade Company (b)	9,524	285,720
Domtar Corporation	6,873	277,944
Louisiana-Pacific Corporation (b)	6,222	158,537
Neenah Paper, Inc. (a)	3,603	278,332
Schweitzer-Mauduit International, Inc.	7,436	282,047
		1,282,580

Total Common Stocks (Cost $33,342,171)		$35,002,065

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (c) (Cost $79,397)	79,397	$79,397

Total Investments at Value - 98.1% (Cost $33,421,568)		$35,081,462

Other Assets in Excess of Liabilities - 1.9%		673,743

Net Assets - 100.0%		$35,755,205

(a)	All or a portion of the shares have been pledged as collateral for trading purposes.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCKS - 130.8%	Shares	Value
Consumer Discretionary - 27.7%
Auto Components - 3.8%
BorgWarner, Inc. (a)	1,452	$67,387
Cooper Tire & Rubber Company (a)	2,360	79,296
Cooper-Standard Holdings, Inc. (a) (b)	807	81,168
Dorman Products, Inc. (b)	615	40,848
Gentex Corporation (a)	7,382	134,869
Gentherm, Inc. (a) (b)	1,201	37,411
Lear Corporation (a)	871	130,250
Motorcar Parts of America, Inc. (a) (b)	3,074	80,754
Tenneco, Inc. (a)	1,187	64,336
		716,319
Automobiles - 0.4%
LCI Industries (a)	800	79,040

Diversified Consumer Services - 1.0%
H&R Block, Inc. (a)	4,508	120,544
ServiceMaster Global Holdings, Inc. (a) (b)	1,634	76,994
		197,538
Hotels, Restaurants & Leisure - 3.8%
Bojangles', Inc. (a) (b)	6,078	81,141
Brinker International, Inc. (a)	1,174	36,652
Choice Hotels International, Inc.	1,000	62,050
Hilton Grand Vacations, Inc. (a) (b)	3,578	129,703
Hilton Worldwide Holdings, Inc. (a)	3,273	210,552
Yum! Brands, Inc. (a)	2,744	210,794
		730,892
Household Durables - 1.6%
La-Z-Boy, Inc.	1,718	40,974
NVR, Inc. (a) (b)	50	136,043
Tupperware Brands Corporation (a)	2,181	126,214
		303,231
Internet & Direct Marketing Retail - 0.5%
Priceline Group, Inc. (The) (b)	54	100,012

Leisure Products - 1.9%
American Outdoor Brands Corporation (a) (b)	4,498	73,407
Brunswick Corporation	1,170	61,402
Malibu Boats, Inc. - Class A (a) (b)	3,004	81,018
Nautilus, Inc. (a) (b)	4,740	77,499

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Consumer Discretionary - 27.7% (Continued)
Leisure Products - 1.9% (Continued)
Sturm, Ruger & Company, Inc. (a)	1,615	$73,967
		367,293
Media - 3.3%
AMC Networks, Inc. - Class A (a) (b)	2,037	123,809
Discovery Communications, Inc. - Series A (b)	2,737	60,789
Interpublic Group of Companies, Inc. (The) (a)	6,209	125,049
John Wiley & Sons, Inc. - Class A (a)	2,368	127,754
Scripps Networks Interactive, Inc. - Class A (a)	783	67,064
Viacom, Inc. - Class B (a)	4,001	114,428
		618,893
Multi-Line Retail - 3.7%
Big Lots, Inc. (a)	1,680	79,968
Dollar General Corporation (a)	2,743	199,032
Dollar Tree, Inc. (a) (b)	2,741	218,293
Target Corporation (a)	3,729	203,343
		700,636
Specialty Retail - 4.5%
Aaron's, Inc. (a)	917	40,596
American Eagle Outfitters, Inc. (a)	6,812	81,404
Buckle, Inc. (The) (a)	5,158	72,986
Chico's FAS, Inc. (a)	9,888	75,940
Children's Place, Inc. (The) (a)	782	83,009
DSW, Inc. - Class A (a)	4,414	81,792
GameStop Corporation - Class A (a)	4,100	75,850
J.Jill, Inc. (a) (b)	3,399	33,004
Office Depot, Inc. (a)	16,759	71,896
Sally Beauty Holdings, Inc. (a) (b)	4,221	78,468
Urban Outfitters, Inc. (a) (b)	4,112	84,049
Winmark Corporation (a)	619	81,615
		860,609
Textiles, Apparel & Luxury Goods - 3.2%
Carter's, Inc. (a)	1,496	129,718
Coach, Inc.	1,470	61,299
Deckers Outdoor Corporation (a) (b)	1,291	82,495
Ralph Lauren Corporation (a)	1,597	140,360
Steven Madden Ltd. (a) (b)	1,976	83,782
VF Corporation (a)	1,772	111,406
		609,060
Consumer Staples - 28.5%
Beverages - 1.8%
Boston Beer Company, Inc. (The) - Class A (a) (b)	940	140,060
Brown-Forman Corporation - Class B (a)	4	212

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Consumer Staples - 28.5% (Continued)
Beverages - 1.8% (Continued)
Dr Pepper Snapple Group, Inc. (a)	2,279	$207,503
		347,775
Food & Staples Retailing - 0.1%
Smart & Final Stores, Inc. (a) (b)	881	6,211

Food Products - 15.4%
B&G Foods, Inc. (a)	8,832	269,376
Blue Buffalo Pet Products, Inc. (a) (b)	6,896	177,641
Campbell Soup Company	1,938	89,535
Conagra Brands, Inc. (a)	8,809	285,940
General Mills, Inc. (a)	3,801	202,441
Hormel Foods Corporation (a)	6,345	195,045
Hostess Brands, Inc. (b)	10,508	140,177
Ingredion, Inc. (a)	1,267	156,880
J.M. Smucker Company (The) (a)	2,608	273,214
Kellogg Company (a)	69	4,517
Lancaster Colony Corporation (a)	2,454	285,817
Pilgrim's Pride Corporation (a) (b)	11,197	329,752
Sanderson Farms, Inc. (a)	2,171	320,266
Tyson Foods, Inc. - Class A (a)	3,299	208,827
		2,939,428
Household Products - 2.1%
Clorox Company (The) (a)	819	113,456
Energizer Holdings, Inc. (a)	6,634	292,891
		406,347
Personal Products - 6.4%
Herbalife Ltd. (b)	2,023	139,607
Inter Parfums, Inc.	3,596	141,862
Medifast, Inc. (a)	6,164	349,006
Nu Skin Enterprises, Inc. - Class A (a)	4,760	289,551
USANA Health Sciences, Inc. (a) (b)	5,084	300,973
		1,220,999
Tobacco - 2.7%
Altria Group, Inc. (a)	3,170	200,978
Vector Group Ltd. (a)	14,086	304,258
		505,236
Energy - 8.4%
Oil, Gas & Consumable Fuels - 8.4%
Alliance Holdings GP, L.P. (a)	3,854	106,178
Alliance Resource Partners, L.P. (a)	5,223	98,715
Alon USA Partners, L.P. (a)	8,775	103,720
Andeavor Logistics, L.P.	1,326	65,968

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Energy - 8.4% (Continued)
Oil, Gas & Consumable Fuels - 8.4% (Continued)
Antero Midstream GP, L.P. (a)	6,820	$129,989
Cheniere Energy Partners L.P. Holdings, LLC (a)	5,225	131,304
Contura Energy, Inc. (a)	1,541	96,313
CVR Refining, L.P. (a) (b)	6,630	56,023
EQT Midstream Partners, L.P. (a)	1,781	136,015
Green Plains Partners, L.P. (a)	5,074	97,167
HollyFrontier Corporation (a)	2,451	76,741
Marathon Oil Corporation (a)	209	2,324
NuStar Energy, L.P.	1,612	65,270
NuStar GP Holdings, LLC (a)	4,487	94,900
Phillips 66 (a)	57	4,777
Renewable Energy Group, Inc. (b)	3,919	47,420
REX American Resources Corporation (a) (b)	1,053	91,211
Valero Energy Partners, L.P. (a)	3,047	132,697
Western Gas Partners, L.P. (a)	1,361	69,520
		1,606,252
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care - 27.3%
Health Care Equipment & Supplies - 13.5%
Abaxis, Inc. (a)	2,755	127,336
Align Technology, Inc. (a) (b)	68	12,018
Anika Therapeutics, Inc. (a) (b)	2,467	132,478
Atrion Corporation (a)	208	129,407
Danaher Corporation	1,199	100,021
Edwards Lifesciences Corporation (a) (b)	1,832	208,225
Globus Medical, Inc. - Class A (a) (b)	6,477	195,800
Hologic, Inc. (a) (b)	6,307	243,450
Lantheus Holdings, Inc. (a) (b)	7,105	124,338
LeMaitre Vascular, Inc. (a)	2,063	75,093
Masimo Corporation (b)	1,478	124,714
Meridian Bioscience, Inc. (a)	9,149	127,171
ResMed, Inc. (a)	3,380	262,220
Stryker Corporation (a)	1,447	204,562
Varex Imaging Corporation (a) (b)	4,267	130,272
Varian Medical Systems, Inc. (a) (b)	2,568	272,850
Zimmer Biomet Holdings, Inc. (a)	879	100,443
		2,570,398
Health Care Providers & Services - 10.4%
American Renal Associates Holdings, Inc. (a) (b)	3,966	56,833

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Health Care - 27.3% (Continued)
Health Care Providers & Services - 10.4% (Continued)
AmerisourceBergen Corporation (a)	2,440	$195,810
AMN Healthcare Services, Inc. (a) (b)	3,406	127,214
Cardinal Health, Inc.	501	33,797
Chemed Corporation (a)	677	133,565
DaVita, Inc. (a) (b)	4,205	246,245
Express Scripts Holding Company (a) (b)	3,359	211,012
HealthSouth Corporation (a)	5,944	271,938
Laboratory Corporation of America Holdings (a) (b)	23	3,608
LHC Group, Inc. (b)	968	63,162
McKesson Corporation (a)	217	32,400
MEDNAX, Inc. (a) (b)	5,535	248,245
Premier, Inc. - Class A (b)	3,725	124,788
Surgery Partners, Inc. (a) (b)	3,386	33,014
Tivity Health, Inc. (a) (b)	3,340	130,928
U.S. Physical Therapy, Inc.	1,073	64,273
		1,976,832
Pharmaceuticals - 3.4%
ANI Pharmaceuticals, Inc. (a) (b)	1,396	67,008
Innoviva, Inc. (a) (b)	9,433	132,439
Phibro Animal Health Corporation - Class A	1,639	58,184
Prestige Brands Holdings, Inc. (a) (b)	2,490	126,268
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	11,630	136,653
Supernus Pharmaceuticals, Inc. (a) (b)	3,045	139,461
		660,013
Industrials - 11.1%
Aerospace & Defense - 1.8%
BWX Technologies, Inc. (a)	41	2,243
Engility Holdings, Inc. (a) (b)	871	27,062
General Dynamics Corporation	200	40,270
National Presto Industries, Inc. (a)	246	24,502
Northrop Grumman Corporation (a)	319	86,835
TransDigm Group, Inc. (a)	158	41,184
Triumph Group, Inc.	1,012	26,616
United Technologies Corporation (a)	714	85,480
		334,192
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	975	68,864
Expeditors International of Washington, Inc. (a)	1,163	65,245
		134,109
Building Products - 1.1%
American Woodmark Corporation (a) (b)	291	24,095
Apogee Enterprises, Inc.	292	12,760

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Building Products - 1.1% (Continued)
Gibraltar Industries, Inc. (b)	896	$26,208
Insteel Industries, Inc. (a)	1,003	25,145
Masco Corporation (a)	1,779	65,414
Patrick Industries, Inc. (b)	177	13,098
PGT Innovations, Inc. (a) (b)	1,981	26,149
Ply Gem Holdings, Inc. (a) (b)	1,561	24,274
		217,143
Commercial Services & Supplies - 1.8%
ACCO Brands Corporation (b)	2,277	24,933
Brady Corporation - Class A (a)	781	26,046
Deluxe Corporation (a)	953	66,091
Ennis, Inc.	1,353	25,842
Herman Miller, Inc. (a)	774	26,045
HNI Corporation	707	25,912
Kimball International, Inc. - Class B (a)	1,538	26,084
Knoll, Inc. (a)	1,442	26,028
McGrath RentCorp	707	28,542
SP Plus Corporation (a) (b)	751	27,712
Steelcase, Inc. - Class A (a)	1,940	25,608
Viad Corporation	259	14,232
		343,075
Electrical Equipment - 1.0%
Acuity Brands, Inc.	183	32,353
AMETEK, Inc.	641	40,543
Atkore International Group, Inc. (a) (b)	1,386	23,091
Emerson Electric Company (a)	1,439	84,958
EnerSys	201	12,884
		193,829
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc. (a)	696	65,905
Honeywell International, Inc. (a)	619	85,589
		151,494
Machinery - 0.6%
Global Brass & Copper Holdings, Inc. (a)	843	25,164
Greenbrier Companies, Inc. (The) (a)	592	25,397
Hillenbrand, Inc. (a)	730	26,097
Wabash National Corporation (a)	1,297	27,263
		103,921
Professional Services - 1.9%
Dun & Bradstreet Corporation (The) (a)	607	67,644
Insperity, Inc. (a)	203	16,301
Kforce, Inc. (a)	719	12,942
Korn/Ferry International	786	26,189

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Industrials - 11.1% (Continued)
Professional Services - 1.9% (Continued)
ManpowerGroup, Inc. (a)	334	$37,244
Navigant Consulting, Inc. (a) (b)	1,526	23,394
Nielsen Holdings plc (a)	1,086	42,191
Robert Half International, Inc. (a)	1,509	68,358
RPX Corporation (a) (b)	1,952	25,493
TriNet Group, Inc. (a) (b)	753	26,905
TrueBlue, Inc. (b)	1,149	23,497
		370,158
Road & Rail - 0.2%
AMERCO	92	34,335

Trading Companies & Distributors - 1.2%
Grainger (W.W.), Inc. (a)	411	66,816
HD Supply Holdings, Inc. (a) (b)	2,063	68,698
MSC Industrial Direct Company, Inc. - Class A	470	32,374
United Rentals, Inc. (a) (b)	558	65,877
		233,765
Information Technology - 17.2%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	4,170	134,316
F5 Networks, Inc. (a) (b)	744	88,819
Harris Corporation (a)	60	7,374
InterDigital, Inc. (a)	860	61,361
Juniper Networks, Inc. (a)	3,244	89,956
Motorola Solutions, Inc.	489	43,090
NETGEAR, Inc. (a) (b)	659	31,632
Oclaro, Inc. (a) (b)	6,819	57,348
Plantronics, Inc. (a)	1,433	61,089
Ubiquiti Networks, Inc. (a) (b)	1,575	93,854
		668,839
Electronic Equipment, Instruments & Components - 1.6%
AVX Corporation	3,613	63,047
CTS Corporation (a)	2,843	63,968
Insight Enterprises, Inc. (b)	754	30,220
Methode Electronics, Inc. (a)	1,580	64,622
PC Connection, Inc. (a)	2,430	61,989
Vishay Intertechnology, Inc.	1,689	29,895
		313,741
Internet Software & Services - 2.1%
Blucora, Inc. (a) (b)	1,500	34,200
Cars.com, Inc. (a) (b)	1,398	36,152
eBay, Inc. (a) (b)	1,845	66,660

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Internet Software & Services - 2.1% (Continued)
j2 Global, Inc.	611	$45,996
Match Group, Inc. (a) (b)	2,462	53,548
NIC, Inc. (a)	2,162	35,349
Shutterstock, Inc. (b)	519	17,428
Stamps.com, Inc. (a) (b)	123	23,524
VeriSign, Inc. (a) (b)	473	49,074
Web.com Group, Inc. (b)	1,513	38,279
		400,210
IT Services - 4.8%
Booz Allen Hamilton Holding Corporation (a)	1,425	48,607
CACI International, Inc. - Class A (a) (b)	384	49,843
Cass Information Systems, Inc.	547	33,487
Cognizant Technology Solutions Corporation - Class A(a)	950	67,232
Convergys Corporation (a)	1,479	34,756
CSG Systems International, Inc. (a)	871	33,716
CSRA, Inc.	1,512	47,643
DST Systems, Inc.	931	47,788
Forrester Research, Inc. (a)	863	35,167
Hackett Group, Inc. (The) (a)	1,123	15,340
International Business Machines Corporation (a)	458	65,508
Leidos Holdings, Inc.	400	23,328
ManTech International Corporation - Class A (a)	890	35,796
MAXIMUS, Inc. (a)	808	49,110
Paychex, Inc. (a)	1,147	65,413
Presidio, Inc. (b)	1,183	16,456
Science Applications International Corporation (a)	669	49,426
Sykes Enterprises, Inc. (a) (b)	1,171	31,219
Syntel, Inc. (a)	1,848	33,375
Unisys Corporation (a) (b)	1,455	11,276
Visa, Inc. - Class A (a)	651	67,392
Western Union Company (The)	2,506	47,414
		909,292
Semiconductors & Semiconductor Equipment - 0.4%
Acacia Communications, Inc. (a) (b)	1,379	67,337

Software - 2.0%
ACI Worldwide, Inc. (b)	747	17,002
Aspen Technology, Inc. (a) (b)	453	28,652
CA, Inc. (a)	1,534	50,898
Citrix Systems, Inc. (a) (b)	617	48,256
Ebix, Inc. (a)	612	35,312
ePlus, Inc. (a) (b)	409	34,233

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.8% (Continued)	Shares	Value
Information Technology - 17.2% (Continued)
Software - 2.0% (Continued)
Manhattan Associates, Inc. (a) (b)	813	$34,187
MicroStrategy, Inc. - Class A (a) (b)	260	33,540
Oracle Corporation (a)	1,318	66,335
Progress Software Corporation	1,074	36,065
		384,480
Technology Hardware, Storage & Peripherals - 2.8%
Hewlett Packard Enterprise Company (a)	7,478	135,053
HP, Inc. (a)	6,889	131,442
NetApp, Inc. (a)	2,205	85,245
Seagate Technology plc (a)	2,825	89,072
Xerox Corporation (a)	2,877	92,841
		533,653
Materials - 10.6%
Chemicals - 1.9%
Eastman Chemical Company (a)	1,423	122,663
Ferro Corporation (a) (b)	179	3,449
Koppers Holdings, Inc. (a) (b)	196	7,683
NewMarket Corporation (a)	142	59,428
PolyOne Corporation	1,482	53,560
Valvoline, Inc. (a)	5,397	114,902
		361,685
Containers & Packaging - 3.0%
Avery Dennison Corporation (a)	1,283	120,936
Crown Holdings, Inc. (a) (b)	2,033	120,008
Greif, Inc. - Class A (a)	3,543	214,174
Sealed Air Corporation (a)	2,704	120,003
		575,121
Metals & Mining - 1.2%
Reliance Steel & Aluminum Company (a)	1,644	119,058
Steel Dynamics, Inc. (a)	3,388	116,717
		235,775
Paper & Forest Products - 4.5%
Boise Cascade Company (a) (b)	6,516	195,480
Domtar Corporation (a)	5,066	204,869
Louisiana-Pacific Corporation (b)	2,141	54,553
Neenah Paper, Inc. (a)	2,558	197,606
Schweitzer-Mauduit International, Inc. (a)	5,339	202,508
		855,016

Total Common Stocks (Cost $23,707,979)		$24,944,184

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (d) (Cost $1,179,118)	1,179,118	$1,179,118

Total Investments at Value - 137.0% (Cost $24,887,097)		$26,123,302

Liabilities in Excess of Other Assets - (37.0%) (e)		(7,061,278)

Net Assets - 100.0%		$19,062,024

(a)	All or a portion of the shares have been pledged as collateral for open short positions and trading purposes.
(b)	Non-income producing security.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets (Note 1).

(d)	The rate shown is the 7-day effective yield as of August 31, 2017.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2017 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
Consumer Discretionary - 19.6%
Auto Components - 0.3%
Fox Factory Holding Corporation	724	$28,960
Modine Manufacturing Company	1,748	28,230
		57,190
Distributors - 0.2%
Core-Mark Holding Company, Inc.	925	25,030
LKQ Corporation	618	21,414
		46,444
Diversified Consumer Services - 0.5%
2U, Inc.	237	11,874
Matthews International Corporation - Class A	142	8,555
Regis Corporation	2,450	32,536
Service Corporation International	601	21,239
Sotheby's	572	25,666
		99,870
Hotels, Restaurants & Leisure - 8.6%
Aramark	1,131	46,020
Biglari Holdings, Inc.	84	25,012
BJ's Restaurants, Inc.	868	26,127
Bob Evans Farms, Inc.	407	27,993
Buffalo Wild Wings, Inc.	269	27,640
Carnival Corporation	1,590	110,473
Cedar Fair, L.P.	347	24,075
Chipotle Mexican Grill, Inc.	135	42,756
Churchill Downs, Inc.	109	21,299
Darden Restaurants, Inc.	541	44,411
Dave & Buster's Entertainment, Inc.	232	13,563
Eldorado Resorts, Inc.	701	16,123
Extended Stay America, Inc.	2,341	45,860
Fiesta Restaurant Group, Inc.	819	14,251
Golden Entertainment, Inc.	1,298	29,490
Hyatt Hotels Corporation - Class A	788	46,894
ILG, Inc.	1,700	44,880
International Speedway Corporation - Class A	804	28,663
La Quinta Holdings, Inc.	1,870	29,546
Las Vegas Sands Corporation	1,745	108,556
Lindblad Expeditions Holdings, Inc.	2,700	30,024
Marcus Corporation (The)	1,091	27,166
Marriott International, Inc. - Class A	538	55,726
Marriott Vacations Worldwide Corporation	389	45,264
MGM Resorts International	3,286	108,307
Monarch Casino & Resort, Inc.	822	29,238
Norwegian Cruise Line Holdings Ltd.	799	47,508

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Consumer Discretionary - 19.6% (Continued)
Hotels, Restaurants & Leisure - 8.6% (Continued)
Playa Hotels & Resorts N.V.	1,334	$13,834
Red Robin Gourmet Burgers, Inc.	484	27,588
Red Rock Resorts, Inc. - Class A	1,215	27,459
Royal Caribbean Cruises Ltd.	919	114,379
Shake Shack, Inc. - Class A	878	27,148
Six Flags Entertainment Corporation	815	44,474
Speedway Motorsports, Inc.	1,351	28,114
Texas Roadhouse, Inc.	949	45,030
Tropicana Entertainment, Inc.	297	14,137
Vail Resorts, Inc.	208	47,414
Wendy's Company (The)	2,982	44,491
Wynn Resorts Ltd.	343	47,674
Yum China Holdings, Inc.	1,262	44,624
		1,643,231
Household Durables - 2.2%
CalAtlantic Group, Inc.	657	22,831
Cavco Industries, Inc.	111	14,935
Century Communities, Inc.	558	12,583
Ethan Allen Interiors, Inc.	932	27,261
Installed Building Products, Inc.	531	30,639
iRobot Corporation	284	27,099
Lennar Corporation - Class A	875	45,290
M/I Homes, Inc.	554	13,629
MDC Holdings, Inc.	417	13,031
Meritage Homes Corporation	703	28,612
Mohawk Industries, Inc.	203	51,383
Taylor Morrison Home Corporation - Class A	1,334	26,974
Toll Brothers, Inc.	1,167	45,466
TRI Pointe Group, Inc.	2,185	27,837
Universal Electronics, Inc.	455	26,640
		414,210
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.COM, Inc. - Class A	1,465	13,185
Amazon.com, Inc.	108	105,905
Duluth Holdings, Inc. - Class B	723	14,163
Etsy, Inc.	1,828	29,924
Expedia, Inc.	707	104,890
Groupon, Inc.	7,075	31,413
Liberty Expedia Holdings, Inc. - Series A	815	44,572
Liberty TripAdvisor Holdings, Inc. - Series A	2,248	30,011
Liberty Ventures - Series A	771	47,463
Netflix, Inc.	598	104,477
Overstock.com, Inc.	660	14,487

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Consumer Discretionary - 19.6% (Continued)
Internet & Direct Marketing Retail - 3.5% (Continued)
Shutterfly, Inc.	603	$27,485
TripAdvisor, Inc.	1,109	47,388
Wayfair, Inc. - Class A	620	44,026
		659,389
Leisure Products - 0.6%
Callaway Golf Company	2,160	30,111
Mattel, Inc.	2,541	41,215
Polaris Industries, Inc.	500	46,615
		117,941
Media - 1.6%
Cable One, Inc.	60	45,524
Liberty Media Corporation – Liberty Formula One - Series A	1,301	49,347
Lions Gate Entertainment Corporation - Class A	1,520	45,189
Live Nation Entertainment, Inc.	1,181	47,193
Madison Square Garden Company (The) - Class A	210	44,627
New York Times Company (The) - Class A	1,206	22,492
News Corporation - Class A	3,259	43,573
Pandora Media, Inc.	1,366	11,543
		309,488
Multi-Line Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc.	642	26,868

Specialty Retail - 1.5%
Abercrombie & Fitch Company - Class A	2,576	32,818
Adient plc	306	21,628
At Home Group, Inc.	1,196	29,302
Five Below, Inc.	284	13,510
Guess?, Inc.	1,971	30,708
Lithia Motors, Inc. - Class A	274	29,592
Lumber Liquidators Holdings, Inc.	943	35,391
Murphy USA, Inc.	189	12,183
Rent-A-Center, Inc.	2,242	27,128
Systemax, Inc.	651	15,911
Tile Shop Holdings, Inc.	1,899	28,580
		276,751
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc.	3,375	30,139
G-III Apparel Group Ltd.	1,073	29,507
Unifi, Inc.	898	27,910
		87,556
Consumer Staples - 19.5%
Beverages - 4.7%
Brown-Forman Corporation - Class B	1,757	93,191

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Consumer Staples - 19.5% (Continued)
Beverages - 4.7% (Continued)
Coca-Cola Bottling Company Consolidated	622	$132,853
Coca-Cola Company (The)	1,965	89,506
Constellation Brands, Inc. - Class A	456	91,245
MGP Ingredients, Inc.	2,423	136,245
Molson Coors Brewing Company - Class B	1,005	90,199
Monster Beverage Corporation	1,646	91,880
National Beverage Corporation	1,462	169,899
		895,018
Food & Staples Retailing - 0.3%
Diplomat Pharmacy, Inc.	2,984	49,982
Smart & Final Stores, Inc.	881	6,211
		56,193
Food Products - 12.3%
Archer-Daniels-Midland Company	2,151	88,879
Bunge Ltd.	2,049	152,917
Calavo Growers, Inc.	977	65,606
Darling Ingredients, Inc.	8,412	146,369
Farmer Brothers Company	4,495	146,312
Flowers Foods, Inc.	9,047	157,146
Fresh Del Monte Produce, Inc.	1,435	67,431
Freshpet, Inc.	8,628	136,754
Hain Celestial Group, Inc. (The)	3,705	149,015
J & J Snack Foods Corporation	1,105	140,876
John B. Sanfilippo & Son, Inc.	1,096	68,018
Kellogg Company	1,420	92,953
McCormick & Company, Inc.	1,657	157,630
Mondelēz International, Inc. - Class A	2,123	86,321
Post Holdings, Inc.	989	84,194
Seaboard Corporation	38	163,236
Snyder's-Lance, Inc.	4,410	156,643
Tootsie Roll Industries, Inc.	3,846	143,648
TreeHouse Foods, Inc.	2,109	141,282
		2,345,230
Household Products - 0.4%
Central Garden & Pet Company	2,284	80,511

Personal Products - 1.8%
Coty, Inc. - Class A	6,743	111,799
e.l.f. Beauty, Inc.	6,162	127,492
Estée Lauder Companies, Inc. (The) - Class A	879	94,044
		333,335

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Arch Coal, Inc. - Class A	246	$19,648
CONSOL Energy, Inc.	3,112	45,280
Crestwood Equity Partners, L.P.	1,486	37,076
CrossAmerica Partners, L.P.	1,333	35,724
CVR Energy, Inc.	2,516	53,893
Delek US Holdings, Inc.	1,976	48,847
Dominion Energy Midstream Partners, L.P.	1,296	37,130
Enable Midstream Partners, L.P.	3,354	49,941
Enbridge Energy Partners, L.P.	1,681	25,602
EnLink Midstream Partners, L.P.	5,746	93,257
EnLink Midstream, LLC	2,816	48,013
Genesis Energy, L.P.	1,712	45,710
Hess Midstream Partners, L.P.	817	17,206
Holly Energy Partners, L.P.	578	18,866
International Seaways, Inc.	1,759	32,436
Marathon Oil Corporation	209	2,324
MPLX, L.P.	1,393	47,808
Par Pacific Holdings, Inc.	2,881	51,311
PBF Energy, Inc. - Class A	2,263	53,588
Phillips 66	57	4,777
Plains GP Holdings, L.P. - Class A	1,007	22,637
SemGroup Corporation - Class A	1,383	35,543
Shell Midstream Partners, L.P.	807	22,330
Spectra Energy Partners, L.P.	1,099	48,719
Summit Midstream Partners, L.P.	1,716	36,122
Tallgrass Energy G.P., L.P.	1,404	37,739
Targa Resources Corporation	1,078	48,046
TransMontaigne Partners, L.P.	812	36,751
Western Gas Equity Partners, L.P.	1,204	48,798
		1,105,122
Health Care - 18.8%
Health Care Equipment & Supplies - 8.8%
Align Technology, Inc.	68	12,018
Antares Pharma, Inc.	14,039	42,257
AtriCure, Inc.	1,955	43,851
AxoGen, Inc.	2,751	48,418
Baxter International, Inc.	1,753	108,756
Becton, Dickinson and Company	534	106,501
Boston Scientific Corporation	3,955	108,960
Cardiovascular Systems, Inc.	1,453	42,675
Cooper Companies, Inc. (The)	411	103,091
Cutera, Inc.	590	21,919
DexCom, Inc.	1,445	107,811

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Health Care - 18.8% (Continued)
Health Care Equipment & Supplies - 8.8% (Continued)
GenMark Diagnostics, Inc.	4,196	$40,869
Glaukos Corporation	1,140	43,035
Haemonetics Corporation	577	24,823
Hill-Rom Holdings, Inc.	717	55,180
ICU Medical, Inc.	594	103,564
Insulet Corporation	1,295	75,188
Integra LifeSciences Holdings Corporation	2,032	103,612
Invacare Corporation	1,542	20,817
iRhythm Technologies, Inc.	1,030	49,172
K2M Group Holdings, Inc.	1,922	44,936
Merit Medical Systems, Inc.	525	21,683
Nevro Corporation	512	44,124
NuVasive, Inc.	1,555	97,156
NxStage Medical, Inc.	998	27,944
Penumbra, Inc.	523	44,978
STAAR Surgical Company	1,756	20,984
Tactile Systems Technology, Inc.	653	21,471
West Pharmaceutical Services, Inc.	1,152	100,270
		1,686,063
Health Care Providers & Services - 5.8%
Acadia Healthcare Company, Inc.	3,558	167,013
Aceto Corporation	1,497	15,883
Almost Family, Inc.	990	48,213
AmerisourceBergen Corporation	4	321
BioTelemetry, Inc.	655	24,333
Ensign Group, Inc. (The)	2,262	46,462
Henry Schein, Inc.	1,012	175,764
Laboratory Corporation of America Holdings	931	146,046
National HealthCare Corporation	742	46,256
Patterson Companies, Inc.	4,420	170,170
PetIQ, Inc.	2,005	50,245
PharMerica Corporation	912	26,813
Quest Diagnostics, Inc.	1,321	143,131
Teladoc, Inc.	1,424	47,775
		1,108,425
Health Care Services - 0.9%
Envision Healthcare Corporation	3,305	173,215

Pharmaceuticals - 3.3%
Abbott Laboratories	2,145	109,266
Aclaris Therapeutics, Inc.	1,631	42,292
Aerie Pharmaceuticals, Inc.	806	46,224
Assembly Biosciences, Inc.	776	21,037

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Health Care - 18.8% (Continued)
Pharmaceuticals - 3.3% (Continued)
Dermira, Inc.	1,743	$41,117
Intersect ENT, Inc.	850	26,265
Intra-Cellular Therapies, Inc.	3,133	57,804
Kala Pharmaceuticals, Inc.	2,017	51,030
Medicines Company (The)	1,185	43,478
MyoKardia, Inc.	1,943	84,229
Paratek Pharmaceuticals, Inc.	1,945	54,849
Revance Therapeutics, Inc.	1,896	46,547
		624,138
Industrials - 7.8%
Aerospace & Defense - 2.0%
AAR Corporation	245	8,835
Aerojet Rocketdyne Holdings, Inc.	337	9,985
AeroVironment, Inc.	214	10,490
Arconic, Inc.	933	23,763
Axon Enterprise, Inc.	382	8,293
Boeing Company (The)	172	41,222
BWX Technologies, Inc.	483	26,430
Cubic Corporation	196	8,418
Curtiss-Wright Corporation	129	12,490
HEICO Corporation	288	24,702
Hexcel Corporation	453	24,358
KLX, Inc.	178	8,533
Kratos Defense & Security Solutions, Inc.	718	9,607
Lockheed Martin Corporation	138	42,144
Orbital ATK, Inc.	224	24,994
Rockwell Collins, Inc.	340	44,557
Spirit AeroSystems Holdings, Inc. - Class A	150	11,175
Teledyne Technologies, Inc.	167	25,060
Textron, Inc.	483	23,710
		388,766
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.	378	8,679
Echo Global Logistics, Inc.	318	4,834
United Parcel Service, Inc. - Class B	368	42,084
XPO Logistics, Inc.	391	23,929
		79,526
Building Products - 0.3%
Advanced Drainage Systems, Inc.	446	8,675
Armstrong Flooring, Inc.	256	3,819
Armstrong World Industries, Inc.	102	4,845
JELD-WEN Holdings, Inc.	751	22,921
Masonite International Corporation	125	7,912

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Industrials - 7.8% (Continued)
Building Products - 0.3% (Continued)
Quanex Building Products Corporation	423	$8,291
		56,463
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	200	8,886
Advanced Disposal Services, Inc.	370	8,821
Brink's Company (The)	302	23,692
Casella Waste Systems, Inc. - Class A	522	8,775
Cintas Corporation	82	11,071
Clean Harbors, Inc.	426	23,042
Healthcare Services Group, Inc.	455	23,296
KAR Auction Services, Inc.	545	24,574
Republic Services, Inc.	638	41,623
Rollins, Inc.	544	24,159
US Ecology, Inc.	170	8,738
Waste Management, Inc.	542	41,793
		248,470
Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc.	427	965
Eaton Corporation plc	555	39,827
Franklin Electric Company, Inc.	114	4,395
II-VI, Inc.	286	10,253
Roper Industries, Inc.	88	20,298
Sensata Technologies Holding N.V.	282	12,594
Sunrun, Inc.	1,243	8,328
Thermon Group Holdings, Inc.	515	8,508
Vicor Corporation	480	9,336
		114,504
Industrial Conglomerates - 0.3%
General Electric Company	1,656	40,655
Raven Industries, Inc.	291	8,148
		48,803
Machinery - 1.3%
Albany International Corporation - Class A	166	8,898
Altra Industrial Motion Corporation	199	9,164
Astec Industries, Inc.	87	4,322
Briggs & Stratton Corporation	193	4,041
Chart Industries, Inc.	259	8,739
CIRCOR International, Inc.	178	8,548
Columbus McKinnon Corporation	310	10,239
EnPro Industries, Inc.	124	8,738
ESCO Technologies, Inc.	153	8,331
Federal Signal Corporation	481	8,990
Gorman-Rupp Company (The)	309	9,406

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Industrials - 7.8% (Continued)
Machinery - 1.3% (Continued)
Harsco Corporation	286	$4,891
Hyster-Yale Materials Handling, Inc.	127	9,040
John Bean Technologies Corporation	98	8,693
Kennametal, Inc.	246	8,610
Lindsay Corporation	100	8,657
Manitowoc Company, Inc. (The)	1,310	10,781
NACCO Industries, Inc. - Class A	393	28,492
Proto Labs, Inc.	61	4,380
RBC Bearings, Inc.	84	9,263
REV Group, Inc.	344	8,665
SPX Corporation	346	8,339
SPX FLOW, Inc.	260	8,702
Sun Hydraulics Corporation	200	9,582
Tennant Company	71	4,327
Titan International, Inc.	860	7,379
TriMas Corporation	366	8,857
		238,074
Professional Services - 0.1%
Advisory Board Company (The)	161	8,573
Insperity, Inc.	26	2,088
Mistras Group, Inc.	459	8,680
WageWorks, Inc.	143	8,430
		27,771
Road & Rail - 1.0%
ArcBest Corporation	318	9,445
Daseke, Inc.	699	9,157
Genesee & Wyoming, Inc. - Class A	353	24,202
Heartland Express, Inc.	409	9,068
J.B. Hunt Transport Services, Inc.	248	24,525
Kansas City Southern	229	23,685
Knight Transportation, Inc.	403	15,737
Marten Transport Ltd.	534	9,158
Old Dominion Freight Line, Inc.	238	23,776
Saia, Inc.	159	8,991
Schneider National, Inc. - Class B	1,068	23,763
Werner Enterprises, Inc.	280	9,268
		190,775
Trading Companies & Distributors - 0.4%
DXP Enterprises, Inc.	305	8,262
Fortress Transportation & Infrastructure Investors, LLC	254	4,331
GMS, Inc.	135	4,344
MRC Global, Inc.	549	8,658
NOW, Inc.	651	7,590

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Industrials - 7.8% (Continued)
Trading Companies & Distributors - 0.4% (Continued)
Rush Enterprises, Inc. - Class A	214	$8,772
SiteOne Landscape Supply, Inc.	175	8,792
Univar, Inc.	808	22,794
		73,543
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corporation	317	23,610

Information Technology - 11.5%
Communications Equipment - 1.8%
ADTRAN, Inc.	975	21,548
Arista Networks, Inc.	179	31,531
ARRIS International plc	1,055	29,392
CalAmp Corporation	1,171	21,710
Ciena Corporation	1,157	25,003
Comtech Telecommunications Corporation	521	10,196
EchoStar Corporation - Class A	482	29,065
Extreme Networks, Inc.	2,222	25,398
Infinera Corporation	2,201	18,621
Lumentum Holdings, Inc.	491	27,913
Palo Alto Networks, Inc.	215	28,528
Quantenna Communications, Inc.	1,167	21,683
ViaSat, Inc.	445	28,306
Viavi Solutions, Inc.	2,108	21,164
		340,058
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corporation - Class A	1,164	94,214
Badger Meter, Inc.	228	10,465
Coherent, Inc.	56	13,066
Control4 Corporation	935	23,151
Corning, Inc.	3,134	90,134
FARO Technologies, Inc.	607	20,911
Fitbit, Inc. - Class A	3,966	23,915
Flex Ltd.	1,795	29,205
Jabil, Inc.	492	15,424
KEMET Corporation	724	17,311
Knowles Corporation	692	10,152
Mercury Systems, Inc.	193	9,312
Mesa Laboratories, Inc.	76	10,379
National Instruments Corporation	703	28,394
OSI Systems, Inc.	273	22,675
Tech Data Corporation	125	13,786
Trimble, Inc.	763	29,513
Universal Display Corporation	235	29,869

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Electronic Equipment, Instruments & Components - 2.7% (Continued)
Zebra Technologies Corporation - Class A	283	$29,174
		521,050
Internet Software & Services - 1.9%
Actua Corporation	464	5,939
Alphabet, Inc. - Class A	12	11,463
AppFolio, Inc. - Class A	181	7,765
Apptio, Inc. - Class A	676	12,033
Benefitfocus, Inc.	363	11,198
Carbonite, Inc.	293	5,860
Cornerstone OnDemand, Inc.	319	11,159
Coupa Software, Inc.	392	11,940
Facebook, Inc. - Class A	138	23,732
Five9, Inc.	268	5,762
GoDaddy, Inc. - Class A	382	17,121
Gogo, Inc.	422	5,912
Hortonworks, Inc.	815	13,847
Instructure, Inc.	390	11,544
LivePerson, Inc.	906	12,140
LogMeIn, Inc.	143	16,359
MINDBODY, Inc. - Class A	492	11,636
MuleSoft, Inc. - Class A	646	14,083
New Relic, Inc.	252	12,071
Nutanix, Inc. - Class A	757	16,654
Okta, Inc.	499	13,468
PayPal Holdings, Inc.	392	24,179
Q2 Holdings, Inc.	303	12,302
Quotient Technology, Inc.	535	8,025
TrueCar, Inc.	673	11,407
Twilio, Inc. - Class A	197	5,768
Twitter, Inc.	984	16,639
Yelp, Inc.	185	7,881
Zillow Group, Inc. - Class A	393	15,689
		353,576
IT Services - 0.6%
Conduent, Inc.	1,002	16,543
DXC Technology Company	291	24,735
EPAM Systems, Inc.	101	8,214
Gartner, Inc.	66	7,959
Square, Inc. - Class A	643	16,789
VeriFone Systems, Inc.	1,130	22,340

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
IT Services - 0.6% (Continued)
WEX, Inc.	153	$16,699
		113,279
Software - 3.5%
8x8, Inc.	917	12,976
A10 Networks, Inc.	882	5,777
Adobe Systems, Inc.	158	24,515
Appian Corporation	323	7,393
Autodesk, Inc.	211	24,151
Blackbaud, Inc.	190	16,038
Blackline, Inc.	349	10,774
Bottomline Technologies (de), Inc.	225	6,820
Box, Inc. - Class A	629	12,341
Callidus Software, Inc.	488	12,566
Ellie Mae, Inc.	98	8,132
Everbridge, Inc.	513	11,886
FireEye, Inc.	801	11,831
Fortinet, Inc.	440	16,808
Glu Mobile, Inc.	1,616	5,882
Guidewire Software, Inc.	227	17,186
HubSpot, Inc.	168	12,323
Imperva, Inc.	270	12,055
MobileIron, Inc.	1,310	4,978
NetScout Systems, Inc.	861	28,198
Nuance Communications, Inc.	1,006	16,166
Paycom Software, Inc.	234	17,459
Pegasystems, Inc.	285	16,402
Proofpoint, Inc.	183	16,792
PROS Holdings, Inc.	443	11,669
PTC, Inc.	301	16,856
Rapid7, Inc.	737	12,426
RealPage, Inc.	414	17,843
Red Hat, Inc.	232	24,940
salesforce.com, inc.	256	24,445
ServiceNow, Inc.	211	24,516
Silver Spring Networks, Inc.	1,019	12,901
Splunk, Inc.	267	17,913
Symantec Corporation	779	23,354
Synchronoss Technologies, Inc.	723	12,139
Tableau Software, Inc. - Class A	245	17,758
Take-Two Interactive Software, Inc.	191	18,678
Tyler Technologies, Inc.	98	16,934
Ultimate Software Group, Inc. (The)	78	15,670
Varonis Systems, Inc.	319	12,377

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Information Technology - 11.5% (Continued)
Software - 3.5% (Continued)
Workday, Inc. - Class A	227	$24,900
Workiva, Inc.	608	12,282
Zendesk, Inc.	417	11,426
Zynga, Inc. - Class A	4,568	17,130
		675,606
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corporation	1,507	18,928
Cray, Inc.	1,135	21,395
Diebold Nixdorf, Inc.	1,037	21,206
Electronics For Imaging, Inc.	248	8,819
Pure Storage, Inc. - Class A	1,879	27,978
Stratasys Ltd.	944	21,127
Western Digital Corporation	555	48,990
		168,443
Materials - 7.4%
Chemicals - 2.4%
Albemarle Corporation	366	42,551
Axalta Coating Systems Ltd.	676	19,956
Celanese Corporation - Series A	450	43,659
CF Industries Holdings, Inc.	1,461	42,354
Chemours Company (The)	480	23,554
Ferro Corporation	179	3,449
FMC Corporation	528	45,524
Koppers Holdings, Inc.	196	7,683
Mosaic Company (The)	1,928	38,521
Olin Corporation	1,361	43,865
Scotts Miracle-Gro Company (The)	239	22,846
Sensient Technologies Corporation	577	41,631
W.R. Grace & Company	608	43,460
Westlake Chemical Corporation	581	44,685
		463,738
Containers & Packaging - 1.2%
Ball Corporation	499	19,955
Berry Global Group, Inc.	403	22,665
Myers Industries, Inc.	7,790	146,452
Silgan Holdings, Inc.	667	20,070
WestRock Company	352	20,032
		229,174
Metals & Mining - 0.9%
Alcoa Corporation	557	24,441
Reliance Steel & Aluminum Company	7	507
Royal Gold, Inc.	348	32,461
United States Steel Corporation	2,185	58,143

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Materials - 7.4%
Metals & Mining - 0.9% (Continued)
Worthington Industries, Inc.	1,076	$53,757
		169,309
Paper & Forest Products - 2.9%
Clearwater Paper Corporation	2,929	136,199
Deltic Timber Corporation	1,857	144,920
KapStone Paper and Packaging Corporation	6,181	138,269
P.H. Glatfelter Company	7,465	129,294
		548,682
Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. - Class A	377	15,965

Total Common Stocks (Proceeds $16,902,127)		$17,235,373

CLOSED-END FUNDS - 0.1%	Shares	Value
Altaba, Inc. (Proceeds $15,383)	387	$24 ,799

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc. (Proceeds $2)	1	$1

Total Securities Sold Short - 90.5% (Proceeds $16,917,512)		$17,260,173

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

1.	Securities Valuation
Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of August 31, 2017:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$35,002,065	$-	$-	$35,002,065
Money Market Funds	79,397	-	-	79,397
Total	$35,081,462	$-	$-	$35,081,462

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$24,944,184	$0	(a)	$-	$24,944,184
Money Market Funds	1,179,118	-		-	1,179,118
Total	$26,123,302	$0		$-	$26,123,302

Other Financial Instruments
Common Stocks – Sold Short	$(17,235,373)	$-		$-	$(17,235,373)
Closed-End Fund – Sold Short	(24,799)				(24,799)
Warrants - Sold Short	(1)	-		-	(1)
Total	$(17,260,173)	$-		$-	$(17,260,173)

(a)	Barrow Long/Short Opportunity Fund holds a Level 2 security which is valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of August 31, 2017, the Funds did not have any transfers between Levels.  There were no Level 3 securities or derivative instruments held by the Funds as of August 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions
Security transactions are accounted for on trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of August 31, 2017:

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund

Tax cost of portfolio investments and securities sold short	$33,532,455	$9,102,787

Gross unrealized appreciation	$2,748,620	$3,037,332
Gross unrealized depreciation	(1,199,613)	(3,276,991)
Net unrealized appreciation (depreciation) on investments	$1,549,007	$(239,659)

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Borrowings
Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk
If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As of August 31, 2017, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure

Consumer Discretionary	27.7%	(19.6%)	8.1%
Consumer Staples	28.5%	(19.5%)	9.0%
Health Care	27.3%	(18.8%)	8.5%

As shown above, although Barrow Long/Short Opportunity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions.  As part of the Fund’s principal investment strategies, Barrow Street Advisors, LLC (the Adviser) monitors the Fund’s net sector exposure to ensure the Fund’s portfolio is not significantly concentrated.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

CORPORATE BONDS - 96.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 11.7%
AMC Entertainment Holdings, Inc.	5.750%	06/15/25	$67,000	$63,985
Ford Motor Co.	4.346%	12/08/26	100,000	103,784
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	158,838
MGM Resorts International, Inc.	4.625%	09/01/26	71,000	72,597
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	61,050
QVC, Inc.	4.450%	02/15/25	70,000	71,206
Regal Entertainment Group	5.750%	02/01/25	70,000	70,000
Service Corp. International	7.500%	04/01/27	60,000	71,700
Tenneco, Inc.	5.375%	12/15/24	55,000	57,475
Tenneco, Inc.	5.000%	07/15/26	15,000	15,187
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	194,315
Toll Brothers Finance Corp.	5.625%	01/15/24	21,000	22,759
Toll Brothers Finance Corp.	4.875%	03/15/27	75,000	77,250
United Rentals, Inc.	5.875%	09/15/26	30,000	32,768
				1,072,914
Consumer Staples - 4.6%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	100,813
B&G Foods, Inc.	4.625%	06/01/21	32,000	32,720
Ingles Markets, Inc.	5.750%	06/15/23	75,000	74,062
Pinnacle Foods Finance, LLC	5.875%	01/15/24	67,000	71,941
Spectrum Brands, Inc.	5.750%	07/15/25	70,000	74,813
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	66,290
				420,639
Energy - 7.2%
Cheniere Corpus Christi Holdings, LLC	5.875%	03/31/25	64,000	69,040
Chevron Corp.	2.954%	05/16/26	100,000	101,213
Exxon Mobil Corp.	3.043%	03/01/26	250,000	257,292
Schlumberger Ltd.	3.650%	12/01/23	150,000	160,410
Sunoco, L.P.	6.375%	04/01/23	71,000	75,171
				663,126

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2017 (Unaudited)

CORPORATE BONDS - 96.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 17.4%
Aircastle Ltd.	5.500%	02/15/22	$58,000	$63,510
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	101,540
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	128,103
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	158,151
International Lease Finance Corp.	5.875%	08/15/22	150,000	169,997
Morgan Stanley	3.700%	10/23/24	175,000	182,462
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	159,723
Progressive Corp. (The)	2.450%	01/15/27	75,000	72,412
State Street Corp.	2.650%	05/19/26	175,000	173,175
U.S. Bancorp	3.100%	04/27/26	200,000	201,915
Wells Fargo & Co.	4.125%	08/15/23	175,000	186,784
				1,597,772
Health Care - 4.3%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	81,304
HCA Holdings, Inc.	5.375%	02/01/25	60,000	63,450
HCA Holdings, Inc.	5.875%	02/15/26	15,000	16,219
HealthSouth Corp.	5.750%	11/01/24	60,000	61,950
HealthSouth Corp.	5.750%	09/15/25	15,000	15,675
Medtronic, Inc.	3.500%	03/15/25	150,000	158,291
				396,889
Industrials – 16.8%
AECOM	5.125%	03/15/27	75,000	76,500
Arconic, Inc.	6.750%	01/15/28	64,000	73,280
General Dynamics Corp.	2.250%	11/15/22	100,000	100,458
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	60,287	62,548
Iron Mountain, Inc.	5.750%	08/15/24	85,000	87,129
L-3 Communications Corp.	3.950%	05/28/24	195,000	205,726
Masco Corp.	3.500%	11/15/27	175,000	175,940
TransDigm, Inc.	6.375%	06/15/26	69,000	71,156
Union Pacific Corp.	3.000%	04/15/27	250,000	254,098
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	31,187	32,824
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	182,757	189,382
United Rentals North America, Inc.	5.500%	05/15/27	35,000	37,188
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	31,903	35,194
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	129,196	138,886
				1,540,309

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.5% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 7.2%
Apple, Inc.	3.250%	02/23/26	$205,000	$212,215
Intel Corp.	2.600%	05/19/26	50,000	49,112
Intel Corp.	3.150%	05/11/27	50,000	51,095
Microsoft Corp.	2.400%	08/08/26	200,000	194,916
Microsoft Corp.	3.300%	02/06/27	50,000	52,143
Oracle Corp.	2.650%	07/15/26	100,000	98,401
				657,882
Materials - 4.7%
Berry Plastics Corp.	5.125%	07/15/23	66,000	69,053
Graphic Packaging International, Inc.	4.125%	08/15/24	85,000	88,081
Huntsman International, LLC	5.125%	11/15/22	10,000	10,625
Vulcan Materials Co.	3.900%	04/01/27	250,000	259,850
				427,609
Real Estate - 3.0%
Corrections Corp. of America	4.625%	05/01/23	2,000	2,040
Equinix, Inc.	5.875%	01/15/26	20,000	22,000
GEO Group, Inc. (The)	6.000%	04/15/26	66,000	68,310
Simon Property Group, L.P.	3.750%	02/01/24	150,000	158,277
Simon Property Group, L.P.	3.250%	11/30/26	25,000	25,378
				276,005
Telecommunication Services - 12.5%
AT&T, Inc.	2.625%	12/01/22	100,000	99,277
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	70,000	73,608
Charter Communications, LLC	4.908%	07/23/25	150,000	160,947
Comcast Corp.	3.600%	03/01/24	80,000	84,582
Comcast Corp.	3.150%	03/01/26	115,000	116,378
CSC Holdings, LLC	5.250%	06/01/24	69,000	70,984
Lamar Media Corp.	5.750%	02/01/26	67,000	72,527
Level 3 Financing, Inc.	5.375%	05/01/25	66,000	67,980
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	8,000	8,220
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	66,000	69,053
Qwest Corp.	6.750%	12/01/21	150,000	164,952
T-Mobile USA, Inc.	6.375%	03/01/25	4,000	4,318
T-Mobile USA, Inc.	5.375%	04/15/27	59,000	63,443
Zayo Group, LLC	6.375%	05/15/25	80,000	86,275
				1,142,544

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 7.1%
AES Corp. (The)	5.500%	03/15/24	$43,000	$44,828
AES Corp. (The)	5.500%	04/15/25	30,000	31,425
American Water Capital Corp.	2.950%	09/01/27	125,000	126,144
AmeriGas Finance, LLC	5.875%	08/20/26	72,000	73,800
Calpine Corp.	5.750%	01/15/25	74,000	68,243
Commonwealth Edison Co.	2.950%	08/15/27	250,000	252,241
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	59,400
				656,081

TotTotal Investments at Value - 96.5% (Cost $8,679,163)				$8,851,770

Other Assets in Excess of Liabilities - 3.5%				319,319

Net Assets - 100.0%				$9,171,089

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,851,770	$-	$8,851,770

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$8,679,163
Gross unrealized appreciation	$210,679
Gross unrealized depreciation	(38,072)
Net unrealized appreciation on investments	$172,607

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 8.9%
Auto Components - 3.0%
Goodyear Tire & Rubber Company (The)	753,811	$22,840,473
Tenneco, Inc.	168,185	9,115,627
		31,956,100

Household Durables - 3.1%
Whirlpool Corporation	196,034	33,643,355

Internet & Direct Marketing Retail - 2.8%
Liberty Interactive Corporation QVC Group - Series A (a)	1,332,421	29,473,153

Energy - 9.3%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc.	803,417	24,640,799

Oil, Gas & Consumable Fuels - 7.0%
EOG Resources, Inc.	421,549	35,827,450
Suncor Energy, Inc.	1,233,577	38,647,967
		74,475,417

Financials - 20.5%
Capital Markets - 6.9%
Affiliated Managers Group, Inc.	159,539	28,188,946
Ameriprise Financial, Inc.	324,066	44,886,381
		73,075,327

Insurance - 13.6%
Aflac, Inc.	580,851	47,949,250
Assurant, Inc.	192,278	18,206,804
Lincoln National Corporation	630,644	42,795,502
Willis Towers Watson plc	246,379	36,579,890
		145,531,446

Health Care - 10.3%
Health Care Providers & Services - 10.3%
Aetna, Inc.	361,514	57,010,758
Anthem, Inc.	268,752	52,686,142
		109,696,900

Industrials - 12.7%
Building Products - 3.3%
Johnson Controls International plc	878,268	34,770,630

Construction & Engineering - 1.2%
AECOM (a)	387,997	12,997,900

Electrical Equipment - 3.9%
Eaton Corporation plc	575,907	41,327,086

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 12.7% (Continued)
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	289,645	$10,493,838
Hertz Global Holdings, Inc. (a)	299,748	6,516,522
		17,010,360

Trading Companies & Distributors - 2.7%
AerCap Holdings N.V. (a)	580,540	29,201,162

Information Technology - 31.8%
Communications Equipment - 2.7%
ARRIS International plc (a)	422,523	11,771,490
CommScope Holding Company, Inc. (a)	524,997	17,356,401
		29,127,891

Electronic Equipment, Instruments & Components - 11.4%
Corning, Inc.	1,761,198	50,652,054
Flex Ltd. (a)	1,578,830	25,687,564
TE Connectivity Ltd.	566,188	45,068,565
		121,408,183

IT Services - 2.6%
Western Union Company (The)	1,478,027	27,964,271

Semiconductors & Semiconductor Equipment - 9.3%
Broadcom Ltd.	335,401	84,544,530
Microsemi Corporation (a)	284,439	14,330,037
		98,874,567

Technology Hardware, Storage & Peripherals - 5.8%
NCR Corporation (a)	463,222	16,921,500
Western Digital Corporation	506,445	44,703,900
		61,625,400

Materials - 4.9%
Chemicals - 3.9%
Celanese Corporation - Series A	427,805	41,505,641

Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	468,723	11,549,335

Total Common Stocks (Cost $837,704,926)		$1,049,854,923

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (b) (Cost $15,972,701)	15,972,701	$15,972,701

Total Investments at Value - 99.9% (Cost $853,677,627)		$1,065,827,624

Other Assets in Excess of Liabilities - 0.1%		1,038,320

Net Assets - 100.0%		$1,066,865,944

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

COMMON STOCKS - 101.4%	Shares	Value
Consumer Discretionary - 9.8%
Auto Components - 3.4%
Goodyear Tire & Rubber Company (The) (a)	1,165	$35,299
Tenneco, Inc.	256	13,875
		49,174
Household Durables - 3.4%
Whirlpool Corporation (a)	285	48,912

Internet & Direct Marketing Retail - 3.0%
Liberty Interactive Corporation QVC Group - Series A (a)(b)	1,950	43,134

Energy - 8.1%
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc. (a)	788	24,168

Oil, Gas & Consumable Fuels - 6.4%
EOG Resources, Inc. (a)	529	44,960
Suncor Energy, Inc. (a)	1,498	46,932
		91,892
Financials - 21.6%
Capital Markets - 7.2%
Affiliated Managers Group, Inc.	223	39,402
Ameriprise Financial, Inc. (a)	460	63,715
		103,117
Insurance - 14.4%
Aflac, Inc. (a)	833	68,764
Assurant, Inc. (a)	318	30,111
Lincoln National Corporation (a)	923	62,635
Willis Towers Watson plc (a)	313	46,471
		207,981
Health Care - 10.9%
Health Care Providers & Services - 10.9%
Aetna, Inc. (a)	465	73,331
Anthem, Inc. (a)	427	83,709
		157,040
Industrials - 13.6%
Building Products - 3.3%
Johnson Controls International plc (a)	1,193	47,231

Construction & Engineering - 1.2%
AECOM (a)(b)	522	17,487

Electrical Equipment - 3.8%
Eaton Corporation plc (a)	761	54,609

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.4% (Continued)	Shares	Value
Industrials - 13.6% (Continued)
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)(b)	477	$17,282
Hertz Global Holdings, Inc. (a)(b)	472	10,261
		27,543
Trading Companies & Distributors - 3.4%
AerCap Holdings N.V. (a)(b)	951	47,835

Information Technology - 31.4%
Communications Equipment - 2.9%
ARRIS International plc (b)	636	17,719
CommScope Holding Company, Inc. (b)	723	23,902
		41,621
Electronic Equipment, Instruments & Components - 12.3%
Corning, Inc. (a)	2,491	71,641
Flex Ltd. (b)	2,164	35,209
TE Connectivity Ltd. (a)	882	70,207
		177,057
IT Services - 3.2%
Western Union Company (The) (a)	2,407	45,540

Semiconductors & Semiconductor Equipment - 7.4%
Broadcom Ltd. (a)	340	85,704
Microsemi Corporation (b)	421	21,210
		106,914
Technology Hardware, Storage & Peripherals - 5.6%
NCR Corporation (a)(b)	756	27,617
Western Digital Corporation (a)	593	52,344
		79,961
Materials - 6.0%
Chemicals - 4.7%
Celanese Corporation - Series A (a)	700	67,914

Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)(b)	745	18,357

Total Common Stocks (Cost $1,303,905)		$1,457,487

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 13.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (c) (Cost $197,761)	197,761	$197,761

Total Investments at Value - 115.1% (Cost $1,501,666)		$1,655,248

Liabilities in Excess of Other Assets (d) - (15.1%)		(217,524)

Net Assets - 100.0%		$1,437,724

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 53.0%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	1,072	$96,116
Energy Select Sector SPDR® Fund	889	55,980
Financial Select Sector SPDR® Fund	6,295	155,487
Health Care Select Sector SPDR® Fund	880	71,535
Industrial Select Sector SPDR® Fund	2,322	158,964
Materials Select Sector SPDR® Fund	571	31,445
Technology Select Sector SPDR® Fund	3,283	193,139
Total Exchange-Traded Funds (Proceeds $621,503)		$762,666

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

1. Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of August 31, 2017:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,049,854,923	$-	$-	$1,049,854,923
Money Market Funds	15,972,701	-	-	15,972,701
Total	$1,065,827,624	$-	$-	$1,065,827,624

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,457,487	$-	$-	$1,457,487
Money Market Funds	197,761	-	-	197,761
Total	$1,655,248	$-	$-	$1,655,248

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(762,666)	$-	$-	$(762,666)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by sector or industry type. As of August 31, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2017:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund

Tax cost of portfolio investments and securities sold short	$870,296,903	$882,508

Gross unrealized appreciation	$236,007,776	$302,996
Gross unrealized depreciation	(40,477,055)	(292,922)
Net unrealized appreciation on investments and securities sold short	$195,530,721	$10,074

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2017, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 31.8% and 31.4%, respectively, of the value of its net assets invested in common stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of August 31, 2017, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 53.0% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 22.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 16.0%
U.S. Treasury Notes	0.750%	09/30/18	$1,750,000	$1,740,361
U.S. Treasury Notes	1.000%	11/15/19	1,460,000	1,448,936
U.S. Treasury Notes	1.375%	03/31/20	110,000	109,983
U.S. Treasury Notes	1.500%	06/15/20	560,000	561,378
U.S. Treasury Notes	1.500%	07/15/20	12,000	12,025
U.S. Treasury Notes	1.375%	08/31/20	1,985,000	1,980,890
U.S. Treasury Notes	1.375%	09/30/20	500,000	498,691
U.S. Treasury Notes	1.375%	10/31/20	6,480,000	6,458,991
U.S. Treasury Notes	1.125%	02/28/21	285,000	281,092
U.S. Treasury Notes	1.125%	07/31/21	500,000	491,152
U.S. Treasury Notes	2.125%	09/30/21	360,000	367,172
U.S. Treasury Notes	1.250%	10/31/21	100,000	98,473
U.S. Treasury Notes	2.125%	12/31/21	50,000	50,980
U.S. Treasury Notes	1.875%	07/31/22	627,000	631,654
U.S. Treasury Notes	1.500%	02/28/23	285,000	280,636
U.S. Treasury Notes	2.500%	05/15/24	365,000	378,274
U.S. Treasury Notes	2.250%	02/15/27	510,000	515,658
U.S. Treasury Notes	2.375%	05/15/27	110,000	112,385
U.S. Treasury Notes	3.000%	05/15/47	153,000	161,630
				16,180,361
U.S. Treasury Bonds - 6.9%
U.S. Treasury Bonds	5.375%	02/15/31	485,000	662,196
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,625,424
U.S. Treasury Bonds	5.000%	05/15/37	165,000	230,800
U.S. Treasury Bonds	4.375%	02/15/38	55,000	71,541
U.S. Treasury Bonds	4.500%	05/15/38	415,000	548,529
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,037,464
U.S. Treasury Bonds	3.000%	05/15/42	1,240,000	1,315,030
U.S. Treasury Bonds	2.875%	11/15/46	80,000	82,388
U.S. Treasury Bonds	3.000%	02/15/47	1,355,000	1,430,742
				7,004,114

Total U.S. Treasury Obligations (Cost $22,882,176)				$23,184,475

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 31.2%	Coupon	Maturity	Par Value	Value
Commercial - 16.8%
AMSR Mortgage Trust, Series 2016-SFR1, Class D, 144A (1MO LIBOR + 240) (a)	3.625%	11/17/33	$1,000,000	$1,013,836
BAMLL Commercial Mortgage Security, Series 2017-BNK6, Class D, 144A	3.100%	07/15/60	340,000	278,768
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	50,335
Commercial Mortgage Trust, Series 2014-CR19, Class D, 144A (a)	4.716%	08/10/47	660,000	567,643
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	447,433	432,174
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.358%	08/15/48	808,687	632,252
Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class D, 144A	3.239%	06/10/50	700,000	570,107
FREMF Mortgage Trust, Series 2013-K35, Class C, 144A (a)	3.941%	08/25/23	200,000	202,629
FREMF Mortgage Trust, Series 2013-K30, Class C, 144A (a)	3.556%	06/25/45	605,000	610,820
FREMF Mortgage Trust, Series 2013-K33, Class C, 144A (a)	3.501%	08/25/46	580,000	578,204
FREMF Mortgage Trust, Series 2015-K44, Class B, 144A (a)	3.684%	01/25/48	520,000	531,725
FREMF Mortgage Trust, Series 2015-K44, Class C, 144A (a)	3.684%	01/25/48	620,000	606,681
FREMF Mortgage Trust, Series 2016-K54, Class B, 144A (a)	4.050%	04/25/48	300,000	312,809
FREMF Mortgage Trust, Series 2016-K55, Class C, 144A (a)	4.160%	04/25/49	330,000	326,742
FREMF Mortgage Trust, Series 2016-K722, Class B, 144A (a)	3.966%	07/25/49	445,000	458,242
FREMF Mortgage Trust, Series 2016-K60, Class B, 144A (a)	3.536%	12/25/49	340,000	338,422
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class C (a)	4.237%	10/15/48	755,000	740,504
JPMCC Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A (a)	2.854%	10/06/38	70,000	69,899
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 144A (a)	3.500%	08/25/47	610,000	624,797

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 31.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 16.8% (Continued)
OCP CLO Ltd., Series 2016-12A, Class A1, 144A (3MO LIBOR + 157) (a)	2.728%	10/18/28	$1,050,000	$1,058,226
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	01/05/43	624,000	640,873
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A (a)	3.531%	10/25/53	835,000	865,033
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	04/25/55	610,000	621,973
Towd Point Mortgage Trust, Series 2017-1, Class M2, 144A	3.750%	10/25/56	740,000	730,739
Towd Point Mortgage Trust, Series 2016-5, Class M2, 144A	3.375%	10/25/57	620,000	603,002
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	6.048%	01/10/45	910,000	903,939
UBS-Citigroup Commercial Mortgage Trust, Series 2017-C1, Class D, 144A (a)	4.841%	06/15/50	535,000	536,332
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A (a)	4.502%	09/15/50	320,000	308,597
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class C	4.591%	01/15/60	540,000	567,820
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class C (a)	4.391%	12/15/45	370,000	368,127
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D (a)	3.906%	09/15/57	1,000,000	803,714
				16,954,964
Federal Home Loan Mortgage Corporation - 8.2%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	305,967	316,259
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	218,852	226,215
Federal Home Loan Mortgage Corporation, Pool #G18622	2.500%	12/01/31	372,704	378,123
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	97,565	106,251

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 31.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.2% (Continued)
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	$162,742	$172,633
Federal Home Loan Mortgage Corporation, Series 4667, Class LA	3.500%	01/15/43	1,030,939	1,073,227
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	196,183	199,450
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	374,695	380,023
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	131,298	136,723
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	574,760	607,636
Federal Home Loan Mortgage Corporation, Pool #G08707	4.000%	05/01/46	1,989,236	2,103,019
Federal Home Loan Mortgage Corporation, Pool #G08737	3.000%	12/01/46	1,883,603	1,906,235
Federal Home Loan Mortgage Corporation, Pool #G08772	4.500%	06/01/47	678,772	729,394
				8,335,188
Federal National Mortgage Association - 4.0%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	78,519	77,433
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	223,107	230,983
Federal National Mortgage Association, Pool #AB5490	3.000%	07/01/27	75,495	78,153
Federal National Mortgage Association, Pool #AE0443	6.500%	10/01/39	20,859	23,884
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,291,977	1,344,624
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	179,836	183,337
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	353,310	359,191
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	154,664	157,263

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 31.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 4.0% (Continued)
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	$352,338	$358,171
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	651,382	676,618
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	160,029	166,961
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	96,419	100,556
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	69,890	74,757
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	200,027	203,278
				4,035,209
Government National Mortgage Association - 2.2%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	89,170	95,710
Government National Mortgage Association, Pool #MA3937	3.500%	09/20/46	1,439,505	1,502,849
Government National Mortgage Association, Series 2014-13, Class VA	3.000%	01/16/54	162,086	172,513
Government National Mortgage Association, Series 2015-41, Class C (a)	3.168%	01/16/57	490,000	482,149
				2,253,221

Total Mortgage-Backed Securities (Cost $31,405,746)				$31,578,582

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.1%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivables Trust, Series 2017-3, Class D	3.430%	10/10/23	$330,000	$329,940
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D	3.590%	02/08/22	275,000	281,910
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D	2.710%	09/08/22	640,000	642,098
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D	3.180%	07/18/23	410,000	413,734
CPS Auto Trust, Series 2015-C, Class A, 144A	1.770%	06/17/19	19,917	19,921
Domino’s Pizza Master Issuer, LLC, Series 2017-1A, Class A23, 144A (a)	4.118%	07/25/47	620,000	635,562
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	790,000	797,879
Drive Auto Receivables Trust, Series 2017-1, Class D	3.840%	03/15/23	440,000	447,831
Drive Auto Receivables Trust, Series 2016-BA, Class D, 144A	4.530%	08/15/23	980,000	1,003,224
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100,000	1,130,715
Drive Auto Receivables Trust, Series 17-AA, Class D, 144A	4.160%	05/15/24	400,000	409,248
DT Auto Owner Trust, Series 2016-3A, Class D	4.520%	06/15/23	885,000	909,817
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 144A	4.220%	06/15/22	980,000	1,001,407
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 144A	3.950%	12/15/22	790,000	801,354
Five Guys Funding, LLC, Series 2017-1A, Class A2, 144A (a)	4.600%	07/25/47	1,080,000	1,114,164
MVW Owner Trust, Series 2013-1A, Class B, 144A	2.740%	04/22/30	32,623	32,567
Santander Drive Auto Receivables Trust, Series 2016-1, Class D	4.020%	04/15/22	600,000	618,807
Santander Drive Auto Receivables Trust, Series 2016-2, Class D (a)	3.390%	04/15/22	790,000	804,426
Santander Drive Auto Receivables Trust, Series 2016-3, Class D	2.800%	08/15/22	660,000	662,847

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 13.1% (Continued)	Coupon	Maturity	Par Value	Value
Shops at Crystals Trust, Series 2016-CSTL, Class D, 144A	3.731%	07/05/36	$510,000	$484,048
Sierra Receivables Funding Company, LLC, Series 2016-3A, Class B, 144A	2.630%	10/20/33	284,635	282,705
SoFi Consumer Loan Program Trust, Series 2016-2, Class B, 144A	4.770%	10/27/25	245,000	257,255
SoFi Consumer Loan Program Trust, Series 2017-3, Class B, 144A (a)	3.850%	05/25/26	200,000	203,703
Total Asset-Backed Securities (Cost $13,093,482)				$13,285,162

CORPORATE BONDS - 30.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.6%
Alibaba Group Holding Ltd.	2.500%	11/28/19	$205,000	$206,914
Alibaba Group Holding Ltd.	3.600%	11/28/24	345,000	360,820
Coach, Inc.	4.125%	07/15/27	505,000	508,034
Wyndham Worldwide Corporation	4.150%	04/01/24	555,000	565,552
				1,641,320
Consumer Staples - 0.7%
Anheuser-Busch InBev S.A./N.V.	4.700%	02/01/36	320,000	356,267
Kraft Heinz Foods Company (The)	5.200%	07/15/45	368,000	399,553
				755,820
Energy - 4.3%
Boardwalk Pipelines, L.P.	4.450%	07/15/27	500,000	513,470
Cenovus Energy, Inc., 144A	5.250%	06/15/37	110,000	103,876
Cenovus Energy, Inc.	6.750%	11/15/39	450,000	486,470
Chevron Corporation	2.419%	11/17/20	165,000	167,723
Enable Midstream Partners, L.P.	4.400%	03/15/27	505,000	514,222
Kinder Morgan, Inc.	3.150%	01/15/23	405,000	405,319
Motiva Enterprises, LLC	6.850%	01/15/40	375,000	454,663
MPLX, L.P.	5.200%	03/01/47	490,000	505,541
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	530,000	562,332
Shell International Finance B.V.	1.875%	05/10/21	185,000	184,503
TC Pipelines, L.P.	4.375%	03/13/25	290,000	304,213
TC Pipelines, L.P.	3.900%	05/25/27	180,000	181,900
				4,384,232

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 10.3%
Air Lease Corporation	2.125%	01/15/20	$250,000	$250,207
American Express Credit Corporation	3.300%	05/03/27	271,000	276,948
American Financial Group, Inc.	4.500%	06/15/47	440,000	462,774
Bank of America Corporation	7.625%	06/01/19	210,000	229,958
Bank of America Corporation	5.875%	01/05/21	185,000	206,414
Bank of America Corporation	3.705%	04/24/28	510,000	521,743
Bank of Montreal	1.500%	07/18/19	200,000	199,123
Bear Stearns Companies, LLC	7.250%	02/01/18	405,000	414,026
Berkshire Hathaway, Inc.	2.100%	08/14/19	80,000	80,736
BNP Paribas	2.400%	12/12/18	585,000	590,295
Brighthouse Financial, Inc., 144A	4.700%	06/22/47	515,000	506,737
Citigroup, Inc.	4.450%	09/29/27	265,000	280,804
Credit Suisse AG of New York	3.625%	09/09/24	586,000	614,548
General Motors Financial Company, Inc.	3.450%	01/14/22	292,000	297,979
General Motors Financial Company, Inc.	4.350%	01/17/27	405,000	415,909
Goldman Sachs Group, Inc.	3.850%	01/26/27	314,000	323,103
HCP, Inc.	4.250%	11/15/23	260,000	278,539
HSBC Holdings plc	4.375%	11/23/26	195,000	204,990
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	115,871
Intesa Sanpaolo S.P.A., 144A	3.875%	07/14/27	350,000	350,822
JPMorgan Chase & Company	2.250%	01/23/20	1,245,000	1,255,537
Loews Corporation	3.750%	04/01/26	450,000	472,093
Morgan Stanley	3.950%	04/23/27	280,000	286,232
SMBC Aviation Capital Finance Designated Activity, 144A	2.650%	07/15/21	325,000	323,998
Sumitomo Mitsui Financial Group, Inc.	2.442%	10/19/21	435,000	435,976
Synchrony Bank	3.000%	06/15/22	485,000	485,743
Toyota Motor Credit Corporation	3.400%	09/15/21	105,000	110,377
Voya Financial, Inc.	4.800%	06/15/46	415,000	446,925
				10,438,407
Industrials - 1.1%
Arrow Electronics, Inc.	3.875%	01/12/28	505,000	509,700
General Electric Company	5.625%	05/01/18	165,000	169,492
Textron, Inc.	3.650%	03/15/27	400,000	409,898
				1,089,090

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 3.4%
Activision Blizzard, Inc.	2.300%	09/15/21	$290,000	$288,964
Apple, Inc.	1.000%	05/03/18	235,000	234,424
Broadcom Corporation/Broadcom Cayman Finance Ltd., 144A	3.875%	01/15/27	540,000	555,723
Cisco Systems, Inc.	1.400%	02/28/18	200,000	200,025
Electronic Arts, Inc.	3.700%	03/01/21	305,000	318,868
Motorola Solutions, Inc.	3.750%	05/15/22	400,000	415,943
Seagate HDD Cayman, 144A	4.875%	03/01/24	270,000	266,484
Seagate HDD Cayman	4.875%	06/01/27	180,000	169,915
Tech Data Corporation	3.700%	02/15/22	480,000	490,899
Tech Data Corporation	4.950%	02/15/27	480,000	515,728
				3,456,973
Materials - 1.1%
Ecolab, Inc.	1.450%	12/08/17	125,000	124,964
Glencore Funding, LLC, 144A	4.000%	03/27/27	510,000	516,430
LyondellBasell Industries N.V.	5.000%	04/15/19	33,000	34,352
Monsanto Company	5.500%	08/15/25	315,000	362,039
Southern Copper Corporation	3.875%	04/23/25	59,000	61,144
				1,098,929
Real Estate - 1.4%
Crown Castle International Corporation	3.200%	09/01/24	550,000	552,280
Crown Castle International Corporation	4.750%	05/15/47	480,000	503,587
Tanger Properties, L.P.	3.875%	07/15/27	315,000	316,550
				1,372,417
Telecommunication Services - 3.8%
Américan Móvil S.A.B. de C.V.	5.000%	10/16/19	755,000	803,925
AT&T, Inc.	4.600%	02/15/21	415,000	443,051
AT&T, Inc.	4.250%	03/01/27	250,000	259,272
AT&T, Inc.	5.250%	03/01/37	263,000	277,239
AT&T, Inc.	5.150%	02/14/50	80,000	80,702
AT&T, Inc.	5.700%	03/01/57	185,000	197,803
Comisión Federal de Electricidad, 144A	4.750%	02/23/27	200,000	207,500
Sprint Spectrum, L.P., 144A	3.360%	03/20/23	980,000	994,406
Telefónica Emisiones S.A.U.	5.213%	03/08/47	59,000	65,645
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,090
Verizon Communications, Inc.	5.500%	03/16/47	465,000	502,733
				3,848,366

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.6%
Buckeye Partners, L.P.	6.050%	01/15/18	$305,000	$309,519
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,671
Duke Energy Progress, Inc.	5.300%	01/15/19	45,000	47,254
ENEL Finance International N.V., 144A	4.750%	05/25/47	515,000	552,579
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	63,701
Pacific Gas & Electric Company	4.000%	12/01/46	335,000	353,003
PacifiCorp	4.100%	02/01/42	391,000	417,479
Public Service Electric & Gas Company	2.300%	09/15/18	125,000	125,811
Southern California Edison Company	4.000%	04/01/47	430,000	461,807
Virginia Electric & Power Company	1.200%	01/15/18	190,000	189,758
				2,646,582

Total Corporate Bonds (Cost $30,133,468)				$30,732,136

INTERNATIONAL BONDS - 0.1%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $103,167)	4.000%	10/02/23	$100,000	$105,850

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (b) (Cost $2,619,460)	2,619,460	$2,619,460

Total Investments at Value - 100.2% (Cost $100,237,499)		$101,505,665

Liabilities in Excess of Other Assets - (0.2%)		(164,123)

Net Assets - 100.0%		$101,341,542

144A -
Security was purchased in a transaction exempt from registration under the Securities Act of 1933 in compliance with Rule 144A. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,344,519 at August 31, 2017, representing 26.0% of net assets.

(a)
Variable rate security. The rate shown is the effective interest rate as of August 31, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	The rate shown is the 7-day effective yield as of August 31, 2017.

LIBOR	London interbank offered rate

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 4.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 2.4%
U.S. Treasury Notes	2.250%	08/15/27	$20,000	$20,226
U.S. Treasury Notes	3.000%	05/15/47	1,570,000	1,658,558
				1,678,784
U.S. Treasury Bonds - 2.4%
U.S. Treasury Bonds	3.000%	02/15/47	1,605,000	1,694,717

Total U.S. Treasury Obligations (Cost $3,279,592)				$3,373,501

MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
Commercial - 0.1%
Commercial Mortgage Trust, Series 2013-CR7, Class D (a)	4.284%	03/10/46	$82,500	$65,747
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class B (a)	4.436%	12/15/59	40,000	42,237
Total Mortgage-Backed Securities (Cost $112,513)				$107,984

MUNICIPAL BONDS - 2.2%	Coupon	Maturity	Par Value	Value
California State, Build America Bonds, General Obligation	7.550%	04/01/39	$330,000	$513,233
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue	6.561%	12/15/40	275,000	342,262
New York City Transitional Finance Authority Build America Bonds, Revenue	5.508%	08/01/37	260,000	331,690
New York State Dormitory Authority, Build America Bonds, Revenue	5.600%	03/15/40	10,000	12,999
State of Illinois Taxable Pension Funding, General Obligation	5.100%	06/01/33	350,000	351,663
Total Municipal Bonds (Cost $1,423,241)				$1,551,847

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 0.0% (b)	Coupon	Maturity	Par Value	Value
MVW Owner Trust, Series 2013-1A , Class B, 144A (Cost $18,774)	2.740%	04/22/30	$19,030	$18,997

CORPORATE BONDS - 88.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 12.0%
21st Century Fox America, Inc.	6.200%	12/15/34	$320,000	$401,739
21st Century Fox America, Inc.	4.950%	10/15/45	210,000	232,589
Amazon.com, Inc., 144A	3.875%	08/22/37	385,000	397,056
CBS Corporation	4.850%	07/01/42	280,000	293,881
Charter Communications Operating, LLC, 144A	3.750%	02/15/28	325,000	317,491
Comcast Corporation	4.250%	01/15/33	1,045,000	1,117,514
Ford Motor Company	4.750%	01/15/43	515,000	497,230
General Motors Company, Inc.	5.150%	04/01/38	145,000	146,756
General Motors Company, Inc.	6.750%	04/01/46	540,000	634,160
Hasbro, Inc.	6.350%	03/15/40	172,000	215,574
Home Depot, Inc. (The)	4.250%	04/01/46	705,000	758,892
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	550,000	598,156
Lowe's Companies, Inc.	4.050%	05/03/47	725,000	745,412
Macy's Retail Holdings, Inc.	6.650%	07/15/24	180,000	198,444
Newell Brands, Inc.	5.500%	04/01/46	190,000	227,500
NIKE, Inc.	3.375%	11/01/46	635,000	603,992
Time Warner, Inc.	6.500%	11/15/36	350,000	426,077
Time Warner, Inc.	6.750%	06/15/39	200,000	235,371
Walt Disney Company (The)	4.125%	06/01/44	440,000	466,983
				8,514,817
Consumer Staples - 5.7%
Anheuser-Busch InBev S.A./N.V.	4.700%	02/01/36	135,000	150,300
Anheuser-Busch InBev S.A./N.V.	4.900%	02/01/46	885,000	1,008,917
CVS Health Corporation	5.125%	07/20/45	740,000	853,277
Kimberly-Clark Corporation	3.900%	05/04/47	200,000	207,417
Kroger Company (The)	4.450%	02/01/47	690,000	665,055
PepsiCo, Inc.	4.450%	04/14/46	660,000	740,776
Target Corporation	3.625%	04/15/46	405,000	380,621
				4,006,363

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 10.6%
Boardwalk Pipelines, L.P.	5.950%	06/01/26	$731,000	$821,387
Boardwalk Pipelines, L.P.	4.450%	07/15/27	390,000	400,507
BP Capital Markets plc	3.723%	11/28/28	835,000	873,290
Energy Transfer Partners, L.P.	7.500%	07/01/38	220,000	270,373
Energy Transfer Partners, L.P.	6.500%	02/01/42	650,000	729,195
Energy Transfer Partners, L.P.	5.950%	10/01/43	55,000	57,661
Enterprise Products Operating, L.P.	5.100%	02/15/45	365,000	404,741
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	430,000	493,974
Marathon Petroleum Corporation	5.850%	12/15/45	215,000	229,729
MPLX, L.P.	4.125%	03/01/27	690,000	700,193
Petroleos Mexicanos	5.500%	06/27/44	170,000	159,970
Petroleos Mexicanos	6.750%	09/21/47	612,000	657,961
Sabine Pass Liquefaction, LLC	5.000%	03/15/27	720,000	763,923
Shell International Finance B.V.	4.375%	05/11/45	710,000	763,194
Shell International Finance B.V.	3.750%	09/12/46	210,000	204,477
				7,530,575
Financials - 17.0%
Allstate Corporation	4.200%	12/15/46	750,000	799,338
Bank of America Corporation	4.244%	04/24/38	380,000	401,422
Brighthouse Financial, Inc., 144A	4.700%	06/22/47	485,000	477,218
Capital One Financial Corporation	3.750%	03/09/27	590,000	598,299
Citigroup, Inc.	3.887%	01/10/28	775,000	800,362
GE Capital International Funding Company, 144A	4.418%	11/15/35	910,000	991,664
Goldman Sachs Group, Inc.	6.125%	02/15/33	380,000	478,811
HSBC Bank USA	5.875%	11/01/34	500,000	628,029
JPMorgan Chase & Company	3.900%	07/15/25	1,295,000	1,371,048
Lincoln National Corporation	7.000%	06/15/40	480,000	652,147
Manulife Financial Corporation	4.061%	02/24/32	595,000	605,674
Progressive Corporation (The)	4.125%	04/15/47	610,000	644,641
Protective Life Corporation	8.450%	10/15/39	350,000	529,768
Santander Issuances S.A.	5.179%	11/19/25	640,000	690,592
Siemens Financieringsmaatschappij N.V., 144A	3.400%	03/16/27	260,000	268,469
Wells Fargo & Company	4.300%	07/22/27	655,000	699,175
Wells Fargo & Company	3.900%	05/01/45	465,000	470,974
Westpac Banking Corporation	4.322%	11/23/31	880,000	914,212
				12,021,843

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 7.9%
AbbVie, Inc.	4.300%	05/14/36	$590,000	$614,304
Duke University Health System, Inc.	3.920%	06/01/47	850,000	887,450
Gilead Sciences, Inc.	4.150%	03/01/47	360,000	369,525
Johnson & Johnson	4.375%	12/05/33	540,000	615,755
Koninklijke Philips N.V.	5.000%	03/15/42	625,000	709,692
Medtronic, Inc.	4.375%	03/15/35	660,000	729,647
Novartis Capital Corporation	4.000%	11/20/45	180,000	191,772
Pfizer, Inc.	4.125%	12/15/46	420,000	450,125
UnitedHealth Group, Inc.	4.750%	07/15/45	900,000	1,049,149
				5,617,419
Industrials - 3.9%
CSX Corporation	4.250%	11/01/66	475,000	464,397
FedEx Corporation	4.400%	01/15/47	550,000	564,456
International Paper Company	4.350%	08/15/48	190,000	191,891
Mosaic Company	5.625%	11/15/43	315,000	329,287
Siemens Financierings N.V., 144A	4.200%	03/16/47	400,000	432,580
United Technologies Corporation	3.750%	11/01/46	605,000	581,954
United Technologies Corporation	4.050%	05/04/47	175,000	177,666
				2,742,231
Information Technology - 4.0%
Apple, Inc.	4.375%	05/13/45	725,000	794,221
Microsoft Corporation	4.100%	02/06/37	850,000	928,809
Microsoft Corporation	3.700%	08/08/46	785,000	789,494
Seagate HDD Cayman	4.875%	06/01/27	350,000	330,390
				2,842,914
Materials - 4.3%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	850,000	1,006,405
Burlington Resources Finance Company	7.200%	08/15/31	525,000	711,568
CF Industries, Inc., 144A	4.500%	12/01/26	410,000	426,666
Glencore Funding, LLC, 144A	4.000%	03/27/27	880,000	891,095
				3,035,734
Real Estate - 2.1%
Crown Castle International Corporation	4.750%	05/15/47	405,000	424,902
Highwoods Realty, L.P.	3.875%	03/01/27	490,000	499,776
Kimco Realty Corporation	4.450%	09/01/47	295,000	298,320
Ventas Realty, L.P.	3.850%	04/01/27	280,000	287,605
				1,510,603

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 8.0%
AT&T, Inc.	4.500%	05/15/35	$1,100,000	$1,077,237
AT&T, Inc.	5.250%	03/01/37	280,000	295,159
AT&T, Inc.	4.900%	08/14/37	425,000	429,350
AT&T, Inc.	4.350%	06/15/45	10,000	9,072
AT&T, Inc.	5.300%	08/14/58	280,000	284,361
Motorola Solutions, Inc.	5.500%	09/01/44	300,000	307,701
Telefónica Emisiones S.A.U.	5.213%	03/08/47	646,000	718,753
Verizon Communications, Inc.	4.500%	08/10/33	175,000	177,094
Verizon Communications, Inc.	4.400%	11/01/34	1,570,000	1,572,237
Verizon Communications, Inc.	5.250%	03/16/37	735,000	792,906
				5,663,870
Utilities - 12.9%
Alabama Power Company	4.300%	01/02/46	920,000	1,011,659
American Water Capital Corporation	3.750%	09/01/47	290,000	294,238
Consolidated Edison Company	4.500%	12/01/45	790,000	893,188
DTE Electric Company	3.700%	06/01/46	475,000	482,529
DTE Energy Company	2.850%	10/01/26	355,000	344,882
Duke Energy Progress, Inc.	4.375%	03/30/44	715,000	795,955
Électricité de France S.A., 144A	4.950%	10/13/45	755,000	833,674
ENEL Finance International N.V., 144A	3.625%	05/25/27	305,000	308,783
ENEL Finance International N.V., 144A	4.750%	05/25/47	275,000	295,066
Exelon Generation Company, LLC	5.600%	06/15/42	325,000	339,383
MidAmerican Energy Company	4.800%	09/15/43	295,000	348,200
Oklahoma Gas and Electric Company	4.150%	04/01/47	375,000	401,063
Potomac Electric Power	4.150%	03/15/43	425,000	455,906
PPL Corporation	3.950%	06/01/47	430,000	454,615
Southern California Edison Company	4.650%	10/01/43	565,000	660,348
Southwestern Public Service Company	4.500%	08/15/41	645,000	729,313
Virginia Electric & Power Company	6.350%	11/30/37	330,000	444,850
				9,093,652

Total Corporate Bonds (Cost $59,789,447)				$62,580,021

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 3.3%	Coupon	Maturity	Par Value	Value
Oriental Republic of Uruguay	5.100%	06/18/50	$120,000	$126,600
Republic of Colombia	5.000%	06/15/45	710,000	734,850
Republic of Philippines	3.700%	03/01/41	125,000	127,168
Republic of Philippines	3.700%	02/02/42	200,000	203,046
United Mexican States	4.750%	03/08/44	1,119,000	1,169,355
Total International Bonds (Cost $2,184,819)				$2,361,019

MONEY MARKET FUNDS - 0.3%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.90% (c) (Cost $186,307)			186,307	$186,307

Total Investments at Value - 99.1% (Cost $66,994,693)				$70,179,676

Other Assets in Excess of Liabilities - 0.9%				617,532

Net Assets - 100.0%				$70,797,208

144A -
Security was purchased in a transaction exempt from registration under the Securities Act of 1933 in compliance with Rule 144A. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $6,256,915 at August 31, 2017, representing 8.8% of net assets.

(a)
Variable rate security. The rate shown is the effective interest rate as of August 31, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Exchange-traded funds (“ETFs”), if any, are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$23,184,475	$-	$23,184,475
Mortgage-Backed Securities	-	31,578,582	-	31,578,582
Asset-Backed Securities	-	13,285,162	-	13,285,162
Corporate Bonds	-	30,732,136	-	30,732,136
International Bonds	-	105,850	-	105,850
Money Market Funds	2,619,460	-	-	2,619,460
Total	$2,619,460	$98,886,205	$-	$101,505,665

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,373,501	$-	$3,373,501
Mortgage-Backed Securities	-	107,984	-	107,984
Municipal Bonds	-	1,551,847	-	1,551,847
Asset-Backed Securities	-	18,997	-	18,997
Corporate Bonds	-	62,580,021	-	62,580,021
International Bonds	-	2,361,019	-	2,361,019
Money Market Funds	186,307	-	-	186,307
Total	$186,307	$69,993,369	$-	$70,179,676

As of August 31, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2017:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$100,238,337	$67,011,965
Gross unrealized appreciation	$1,555,254	$3,313,558
Gross unrealized depreciation	(287,926)	(145,847)
Net unrealized appreciation on investments	$1,267,328	$3,167,711

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund might be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2017, Ryan Labs Core Bond Fund had 26.0% of the value of its net assets invested in Rule 144A securities.

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real estate property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s net asset value may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of August 31, 2017, Ryan Labs Core Bond Fund had 31.2% of the value of its net assets invested in CMBS.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 86.2%	Shares	Value

Emerging Markets Debt - 17.9%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	17,503	$2,049,426
PowerShares Emerging Markets Sovereign Debt Portfolio	24,892	745,515
VanEck Vectors Emerging Markets High Yield Bond ETF	33,692	834,551
Vanguard Emerging Markets Government Bond ETF	10,385	847,208
		4,476,700
Real Estate Investment Trusts (REITs) - 0.7%
Vanguard REIT ETF	2,100	176,484

U.S. Fixed Income - 67.6%
iShares® iBoxx $ High Yield Corporate Bond ETF	11,220	994,092
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,255	517,451
iShares® TIPS Bond ETF	27,408	3,141,505
PowerShares Senior Loan Portfolio	138,171	3,197,277
SPDR® Bloomberg Barclays Convertible Securities ETF	33,537	1,711,058
SPDR® Bloomberg Barclays High Yield Bond ETF	26,833	999,798
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	81,209	2,268,167
Vanguard Mortgage-Backed Securities ETF	7,733	410,158
Vanguard Short-Term Corporate Bond ETF	33,752	2,712,648
Vanguard Short-Term Inflation-Protected Securities ETF	18,319	906,791
		16,858,945

Total Exchange-Traded Funds (Cost $21,105,098)		$21,512,129

MONEY MARKET FUNDS - 13.2%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.89% (a)	2,281,944	$2,281,944
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.90% (a)	1,026,169	1,026,169
Total Money Market Funds (Cost $3,308,113)		$3,308,113

Total Investments at Value - 99.4% (Cost $24,413,211)		$24,820,242

Other Assets in Excess of Liabilities - 0.6%		141,336

Net Assets - 100.0%		$24,961,578

(a)	The rate shown is the 7-day effective yield as of August 31, 2017.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2017 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
COMEX miNY Gold Future	5	9/27/2017	$330,938	$330,938	$10,604

Index Futures
E-Mini Dow CBOT DJIA Future	6	9/15/2017	658,770	658,770	(997)
E-Mini Nasdaq 100 Future	4	9/15/2017	479,440	479,440	10,632
E-Mini S&P 500® Future	5	9/15/2017	617,562	617,562	915
Total Index Futures			1,755,772	1,755,772	10,550

Treasury Futures
5-Year U.S. Treasury Note Future	28	12/29/2017	3,318,000	3,318,000	2,106
10-Year U.S. Treasury Note Future	3	12/19/2017	381,000	381,000	308
Total Treasury Futures			3,699,000	3,699,000	2,414

Total Futures Contracts			$5,785,710	$5,785,710	$23,568

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
August 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Depreciation

Commodity Futures
E-Mini Silver Future	1	11/28/2017	$43,937	$43,937	$(158)

Treasury Futures
U.S. Treasury Bond Future	2	12/19/2017	312,188	312,188	(3)

Total Futures Contracts Sold Short			$356,125	$356,125	$(161)

The average notional amount of futures contracts and futures contracts sold short during the period ended August 31, 2017 is $4,344,073 and ($500,059), respectively.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$21,512,129	$-	$-	$21,512,129
Money Market Funds	3,308,113	-	-	3,308,113
Total	$24,820,242	$-	$-	$24,820,242

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$23,568	$-	$-	$23,568
Futures Contracts Sold Short	(161)	-	-	(161)
Total	$23,407	$-	$-	$23,407

As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2017:

Cost of portfolio investments	$24,646,025

Gross unrealized appreciation	$341,034
Gross unrealized depreciation	(166,817)

Net unrealized appreciation	$174,217

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2017, the Fund had 86.2% of the value of its net assets invested in ETFs.

5. Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson

David R. Carson, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund, Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Lyrical U.S. Value Equity Fund, Lyrical U.S. Hedged Value Fund, Ryan Labs Core Bond Fund, Ryan Labs Long Credit Fund, and Wavelength Interest Rate Neutral Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 27, 2017

*	Print the name and title of each signing officer under his or her signature.